UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
Nuveen Equity Funds
June 30, 2023
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name Class A Class C Class R6 Class I
Nuveen Global Infrastructure Fund FGIAX FGNCX FGIWX FGIYX
Nuveen Global Real Estate Securities Fund NGJAX NGJCX NGJFX NGJIX
Nuveen Real Asset Income Fund NRIAX NRICX NRIFX NRIIX
Nuveen Real Estate Securities Fund FREAX FRLCX FREGX FARCX

Table
of Contents
Chair’s Letter to Shareholders 3
Important Notices 4
Risk Considerations and Dividend Information 5
About the Funds’ Benchmarks 7
Fund Performance, Expense Ratios and Holdings Summaries 9
Expense Examples 18
Portfolios of Investments 20
Statement of Assets and Liabilities 45
Statement of Operations 47
Statement of Changes in Net Assets 48
Financial Highlights 50
Notes to Financial Statements 58
Additional Fund Information 71
Glossary of Terms Used in this Report 72
Liquidity Risk Management Program 73
Annual Investment Management Agreement Approval Process 74

Chair’s Letter
to Shareholders

Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks since 2022 to contain inflation have begun to take effect. From March 2022 to July
2023, the Fed raised the target fed funds rate by 5.25% to a range of 5.25% to 5.50%. Even with a brief pause in June 2023, this has been one of the fastest interest rate hiking cycles in the Fed’s history. Inflation rates in the U.S. and across most of the world have fallen from their post-pandemic highs but currently remain above the levels that central banks consider supportive of their economies’ long-term growth, particularly when looking at core inflation measures, which exclude volatile food and energy prices.
At the same time, the U.S. and other large economies have remained relatively resilient, even as financial conditions have tightened. U.S. gross domestic product accelerated to 2.4% in the second quarter of 2023 from 2.0% in the first quarter of 2023, after growing 2.1% in 2022 overall compared to 2021. A relatively strong jobs market has helped support consumer sentiment and spending despite historically high inflation. Markets are concerned that these conditions could keep upward pressure on prices and wages and continue to assess the impact of the collapse of three regional U.S. banks (Silicon Valley Bank, Signature Bank and First
Republic Bank) and major European bank Credit Suisse in March 2023.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting activity based upon these factors on a meeting-by-meeting basis, including pausing rate adjustments at the June 2023 meeting to assess the effects of monetary policy on the economy. While uncertainty has increased given the unpredictable outcome of tighter credit conditions on the economy, the Fed remains committed to acting until it sees sustainable progress toward its inflation goals. Additionally, market concerns surrounding the
U.S. debt ceiling faded after the government agreed in June 2023 to suspend the nation’s borrowing limit until January 2025, averting a near-term default scenario. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. We encourage investors to keep a long-term perspective amid the short-term turbulence. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
August 22, 2023

Important Notices
Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Funds’ December 31, 2022 annual shareholder report.
For current information on your Funds’ investment objectives, portfolio management team and average annual total returns please refer to the Funds’ website at www.nuveen.com.
For changes that occurred to your Funds both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance, Expense Ratios and
Holdings Summaries section within this report.
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports prepared for the Funds included within this shareholder report will be for the reporting period ended June 30, 2024.

Risk Considerations and Dividend
Information

Risk Considerations
Nuveen Global Infrastructure Fund
Mutual fund investing involves risk; principal loss is possible. Concentration in infrastructure-related securities involves sector risk and concentration risk, particularly greater exposure to adverse economic, regulatory, political, legal, liquidity, and tax risks associated with master limited partnerships (MLPs) and real estate investment trusts (REITS). Foreign investments involve additional risks including currency fluctuations and economic and political instability. These risks are magnified in emerging markets. Common stocks are subject to market risk or the risk of decline. Small- and mid-cap stocks are subject to greater price volatility. The use of derivatives involves substantial financial risks and transaction costs. The Fund’s potential investment in other investment companies means shareholders bear their proportionate share of fund expenses and indirectly, the expenses of other investment companies.
Fund investments in exchange trade funds (ETFs) may involve tracking error. Preferred securities may involve greater credit risk than other debt instruments. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen Global Real Estate Securities Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. The real estate industry is greatly affected by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of the REIT. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as active management, derivatives, preferred security, and, small and mid-cap risks, are described in detail in the Fund’s prospectus.
Nuveen Real Asset Income Fund
Mutual fund investing involves risk; principal loss is possible. Concentration in specific sectors may involve greater risk and volatility than more diversified investments: real estate sector involves the risk of exposure to economic downturns and changes in real estate values, rents, property taxes, interest rates and tax laws; infrastructure-related securities may involve greater exposure to adverse economic, regulatory, political, legal, and other changes affecting such securities. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity, and differing legal and accounting standards. These risks are magnified in emerging markets. Investments in small- and mid-cap companies are subject to greater volatility. In addition, the Fund will bear its proportionate share of any fees and expenses paid by the exchange trade funds (ETFs) in which it invests.
Debt or fixed income securities such as those held by the Fund are subject to market risk, credit risk, interest rate risk and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore are subject to greater credit risk. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen Real Estate Securities Fund
Mutual fund investing involves risk; principal loss is possible. Common stocks and REITs such as those held in the Fund involve market risk, concentration risk, sector risk, and non-diversification risk. The real estate industry is greatly affected by economic downturns that may persist as well as changes in property values, taxes, and regulatory developments. Foreign investments involve additional risks including currency fluctuations, and economic or political instability. These risks are magnified in emerging markets.
The use of derivatives involves substantial financial risks and transaction costs. Small cap stocks may experience more volatility than large cap stocks. These and other risk considerations are described in detail in the Fund’s prospectus.
Dividend Information
Regular dividends are declared and distributed annually for Nuveen Global Infrastructure Fund, declared daily and distributed monthly for Nuveen Real Asset Income Fund and declared and distributed quarterly for Nuveen Global Real Estate Securities Fund and Nuveen Real Estate Securities Fund. To permit a Fund to maintain a more stable dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income it actually earned during the period.
In certain instances, a portion of each Fund’s distributions may be paid from sources or comprised of elements other than ordinary income, including capital gains and/or a return of capital. This is generally due to the fact that the tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Fund’s portfolio. Distributions received from certain securities in which the Fund invests, most notably real estate investment trust (REIT)
securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security typically reports the tax character of its distributions only once per year, generally during the first two months of the

Risk Considerations and Dividend Information
(continued)

following calendar year. The full amount of the distributions received from such securities is included in the Fund’s ordinary income during the course of the year until such time the Fund is notified by the issuer of the actual tax character. To the extent that at the time of a particular distribution the Fund estimates that a portion of that distribution is attributable to a source or sources other than ordinary income, the Fund would send shareholders a notice to that effect. The final determination of the sources and tax character of all distributions for the fiscal year is made after the end of the fiscal year.
Additional Dividend Information for Nuveen Global Real Estate Securities Fund, Nuveen Real Asset Income Fund and
Nuveen Real Estate Securities Fund
Nuveen Global Real Estate Securities Fund, Nuveen Real Asset Income Fund and Nuveen Real Estate Securities Fund seek to pay regular dividends at a rate that reflects the cash flow received from each Fund’s investments in portfolio securities. Fund distributions are not intended to include expected portfolio appreciation; however, the Funds invest in securities that make payments which ultimately may be fully or partially characterized for tax purposes by the securities’ issuers as gains or return of capital. While the reported sources of distributions may include capital gains and/or return of capital for tax purposes, the Funds intend to distribute only the net cash flow received as opposed to a distribution rate based on long-term total return. This tax treatment will generally
“flow through” to the Funds’ distributions, but the specific tax treatment is often not known with certainty until after the end of the Funds’ tax year. As a result, certain portions of the regular distributions by Nuveen Real Asset Income Fund and Nuveen Real
Estate Securities Fund throughout the year were later re-characterized for tax purposes as either long-term gains (both realized and unrealized), or as a non-taxable return of capital, as set forth in each Fund’s table below. Nuveen Global Real Estate Securities Fund did not have any such distribution re-characterizations.
These estimates should not be used for tax reporting purposes, and the distribution sources may differ for financial reporting than for tax reporting. The final determination of the tax characteristics of all distributions paid in 2023 will be made in early 2024 based on the information from the issuer of the security, and will be reported to you on Form 1099-DIV. More details about each Fund’s distributions and the basis for these estimates are available on www.nuveen.com.
Nuveen Real Asset Income Fund - Data as of June 30, 2023
Calendar Year 2023
Estimated Percentage of the Distribution Estimated Per Share Amounts
Share Class
Ticker
Symbol
Net
Investment
Income
Realized
Gains
Return of
Capital Distributions
Net
Investment
Income
Realized
Gains
Return of
Capital
Class A NRIAX 94.8% 0.0% 5.2% $0.5005 $0.4743 $0.0000 $0.0262
Class C NRICX 93.8% 0.0% 6.2% $0.4230 $0.3968 $0.0000 $0.0262
Class R6 NRIFX 95.3% 0.0% 4.7% $0.5360 $0.5107 $0.0000 $0.0253
Class I NRIIX 94.6% 0.0% 5.4% $0.5245 $0.4961 $0.0000 $0.0284
Nuveen Real Estate Securities Fund - Data as of June 30, 2023
(1)
Calendar Year 2023
Estimated Percentage of the Distribution Estimated Per Share Amounts
Share Class
Ticker
Symbol
Net
Investment
Income
Realized
Gains
Return of
Capital Distributions
Net
Investment
Income
Realized
Gains
Return of
Capital
Class A FREAX 66.5% 33.5% 0.0% $0.2049 $0.1363 $0.0686 $0.0000
Class C FRLCX 65.8% 34.2% 0.0% $0.1443 $0.0949 $0.0494 $0.0000
Class R6 FREGX 66.1% 33.9% 0.0% $0.2418 $0.1597 $0.0821 $0.0000
Class I FARCX 67.1% 32.9% 0.0% $0.2283 $0.1532 $0.0751 $0.0000
(1)
The Fund owns REIT securities which attribute their distributions to various sources, including net investment income, gains and return of capital.

About the Funds’ Benchmarks

Bloomberg Global Capital Securities Index:
An index designed to measure the performance of fixed-rate, investment grade capital securities denominated in USD, EUR and GBP. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Corporate High Yield Bond Index:
An index designed to measure the performance of the USD-
denominated, fixed-rate corporate high yield bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
FTSE Nareit (Financial Times Stock Exchange National Association of Real Estate Investment Trusts) Preferred
Stock Index:
An index designed to measure the performance of publicly traded U.S. REIT preferred stocks. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
FTSE EPRA/Nareit (Financial Times Stock Exchange – European Public Real Estate Association/National
Association of Real Estate Investment Trusts) Developed Index (Net):
An index designed to measure the
performance of listed real estate companies and REITs worldwide. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE Hybrid & Preferred Infrastructure 7% Issuer Constrained Custom Index:
An index designed to measure the
performance of the energy and utilities subgroups of the ICE BofA U.S. All Capital Securities Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Lipper Global Infrastructure Funds Classification Average:
Represents the average annualized returns for all
reporting funds in the Lipper Global Infrastructure Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Global Real Estate Funds Classification Average:
Represents the average annualized returns for all reporting
funds in the Lipper Global Real Estate Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Real Estate Funds Classification Average:
Represents the average annualized returns for all reporting funds in the Lipper Real Estate Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Real Return Funds Classification Average:
Represents the average annualized returns for all reporting funds in the Lipper Real Return Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
MSCI US REIT Index:
An index designed to measure the performance of U.S. large, mid and small-cap equity REITs.
The index represents about 99% of the U.S. REIT universe and securities are classified under the Equity REITs Industry
(under the Real Estate sector) according to the Global Industry Classification Standard (GICS), have core real estate exposure (i.e., only selected Specialized REITs are eligible which does not include cell tower REITs) and carry REIT tax status. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA IMI REITs Index:
An index which is designed to measure the performance of U.S. large, mid, and small cap equity REITs. All securities in the index are classified in the Equity REITs Industry (under the Real Estate sector)
according to the Global Industry Classification Standard (GICS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Real Asset Income Blended Benchmark (through March 31, 2021):
Consists of: 1) 28% S&P Global Infrastructure
Index (Net) (defined herein), 2) 21% FTSE EPRA Nareit Developed Index (Net) (defined herein), 3) 18% Wells Fargo
Hybrid & Preferred Securities REIT Index (defined herein, index was discontinued on April 1, 2021), 4) 18% Bloomberg
U.S. Corporate High Yield Bond Index (defined herein), and 5) 15% Bloomberg Global Capital Securities Index
(defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

About the Funds’ Benchmarks
(continued)

Real Asset Income Blended Benchmark (effective April 1, 2021):
Consists of the previous composition through
March 31, 2021, and thereafter: 1) 25% FTSE EPRA/Nareit Developed Index (Net) (defined herein), 2) 22% S&P Global
Infrastructure Index (Net) (defined herein), 3) 20% ICE Hybrid & Preferred Infrastructure 7% Issuer Constrained Custom
Index, (defined herein), 4) 20% Bloomberg U.S. Corporate High Yield Bond Index (defined herein), and 5) 13% FTSE
Nareit Preferred Stock Index, (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Real Estate Securities Blended Benchmark (effective October 1, 2021):
Consists of: 1) 50% MSCI US REIT Index
(defined herein), and 2) 50% MSCI USA IMI REITs Index (defined herein). The Fund’s performance was measured against the MSCI US REIT Index through September 30, 2021. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Global Infrastructure Index (Net):
An index designed to measure the performance of listed infrastructure companies from around the world. To create diversified exposure across the global listed infrastructure market, the index has balanced weights across three distinct infrastructure clusters: utilities, transportation, and energy. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Wells Fargo Hybrid & Preferred Securities REIT Index (discontinued on April 1, 2021):
An index designed to
measure the performance of preferred securities issued in the U.S. market by REITs (index was discontinued on
April 1, 2021). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios and
Holdings Summaries

The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen Global Infrastructure Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
June 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Global Infrastructure Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through July 31, 2025 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed
1.00% of the average daily net assets of any class of Fund shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expenses for Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to July 31, 2025 only with the approval of the Board of Directors of the
Fund.
Total Returns as of
June 30, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 12/17/07 5.53% 3.97% 6.07% 7.03% 1.34% 1.22%
Class A at maximum Offering Price 12/17/07 (0.55)% (2.02)% 4.82% 6.39% — —
S&P Global Infrastructure Index (Net) — 3.30% 3.25% 4.42% 5.77% — —
Lipper Global Infrastructure Funds
Classification Average — 3.06% 1.18% 5.37% 6.31% — —
Class C at NAV 11/03/08 5.13% 3.21% 5.25% 6.38% 2.09% 1.97%
Class C at maximum Offering Price 11/03/08 4.13% 3.21% 5.25% 6.38% — —
Class I 12/17/07 5.65% 4.26% 6.31% 7.28% 1.09% 0.97%
Total Returns as of
June 30, 2023**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class R6 6/30/16 5.64% 4.24% 6.40% 6.15% 1.02% 0.90%

Holdings Summaries as of June 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 90 .2%
Real Estate Investment Trust
Common Stocks 5 .6%
Investment Companies 0 .4%
Investments Purchased with
Collateral from Securities
Lending 0 .6%
Repurchase Agreements 6 .2%
Other Assets & Liabilities, Net (3.0)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Electric Utilities 22.7%
Transportation Infrastructure 20.4%
Oil, Gas & Consumable Fuels 15.4%
Multi-Utilities 8.5%
Commercial Services & Supplies 5.6%
Ground Transportation 5.3%
Telecom Tower REITs 4.7%
Construction & Engineering 3.8%
Independent Power and
Renewable Electricity Producers 2.3%
Gas Utilities 2.1%
Other 5.0%
Investment Companies 0.4%
Investments Purchased with
Collateral from Securities
Lending 0.6%
Repurchase Agreements 6.2%
Other Assets & Liabilities, Net (3.0)%
Net Assets 100%
Top Five Common Stock & Real Estate
Investment Trust Common Stock Holdings
(% of net assets)
Transurban Group 4.6%
Aena SME SA 3.7%
Southern Co/The 3.2%
Enbridge Inc 3.2%
NextEra Energy Inc 3.0%
Country Allocation
2
(% of net assets)
United States 48 .9%
Canada 8 .8%
Spain 7 .1%
Australia 6 .9%
France 5 .6%
Italy 4 .7%
Japan 3 .9%
New Zealand 3 .0%
United Kingdom 3 .0%
Germany 2 .2%
Other 8 .3%
Investments Purchased with
Collateral from Securities
Lending 0 .6%
Other Assets & Liabilities, Net ( 3 .0 ) %
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 2.7% (as a percentage of net assets) in emerging market countries.

Nuveen Global Real Estate Securities Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
June 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the FTSE EPRA/Nareit Developed Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through July 31, 2025 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed
1.09% of the average daily net assets of any class of Fund shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expenses for Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to July 31, 2025 only with the approval of the Board of Trustees of the
Fund.
Total Returns as of
June 30, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class A at NAV 3/20/18 2.57% (3.46)% 3.31% 3.92% 2.14% 1.30%
Class A at maximum Offering Price 3/20/18 (3.31)% (9.02)% 2.09% 2.76% — —
FTSE EPRA/Nareit Developed Index
(Net) — 1.02% (4.56)% (0.10)% 0.90% — —
Lipper Global Real Estate Funds
Classification Average — 2.45% (3.88)% 1.35% 2.14% — —
Class C at NAV 3/20/18 2.18% (4.21)% 2.52% 3.12% 2.89% 2.05%
Class C at maximum Offering Price 3/20/18 1.18% (4.21)% 2.52% 3.12% — —
Class R6 3/20/18 2.75% (3.15)% 3.64% 4.25% 1.79% 0.95%
Class I 3/20/18 2.70% (3.21)% 3.56% 4.17% 1.89% 1.05%

Holdings Summaries as of June 30, 2023
Fund Allocation
(% of net assets)
Real Estate Investment Trust
Common Stocks 84 .5%
Common Stocks 13 .0%
Repurchase Agreements 2 .9%
Other Assets & Liabilities, Net (0.4)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Industrial REITs 16.7%
Retail REITs 15.6%
Multi-Family Residential REITs 11.3%
Real Estate Management &
Development 10.8%
Health Care REITs 7.1%
Telecom Tower REITs 5.7%
Self-Storage REITs 5.4%
Data Center REITs 5.2%
Office REITs 5.0%
Diversified REITs 4.3%
Other Specialized REITs 3.9%
Other 6.5%
Repurchase Agreements 2.9%
Other Assets & Liabilities, Net (0.4)%
Net Assets 100%
Top Five Common Stock & Real Estate
Investment Trust Common Stock Holdings
(% of net assets)
Prologis Inc 6.0%
Equinix Inc 3.8%
Public Storage 3.7%
American Tower Corp 2.9%
Mitsui Fudosan Co Ltd 2.6%
Country Allocation
2
(% of net assets)
United States 63 .4%
Japan 9 .6%
Canada 5 .4%
Hong Kong 4 .9%
United Kingdom 3 .9%
Australia 3 .1%
Singapore 2 .3%
Spain 2 .2%
Netherlands 1 .0%
Sweden 0 .9%
Other 3 .7%
Other Assets & Liabilities, Net ( 0 .4 ) %
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 0.9% (as a percentage of net assets) in emerging market countries.

Nuveen Real Asset Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
June 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Real Asset Income Blended Benchmark. The Fund’s
Blended Benchmark consists of: 1) 25% FTSE EPRA/Nareit Developed Index (Net), 2) 22% S&P Global Infrastructure Index (Net),
3) 20% ICE Hybrid & Preferred Infrastructure 7% Issuer Constrained Custom Index, 4) 20% Bloomberg U.S. Corporate High Yield
Bond Index and 5) 13% FTSE Nareit Preferred Stock Index. Refer to About the Funds’ Benchmarks for details on the Fund’s Blended
Benchmark composition through March 31, 2021.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through July 31, 2025 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed
0.95% of the average daily net assets of any class of Fund shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expenses for Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to July 31, 2025 only with the approval of the Board of Directors of the
Fund.
Total Returns as of
June 30, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 9/13/11 2.82% 0.50% 2.57% 4.61% 1.17% 1.16%
Class A at maximum Offering Price 9/13/11 (3.09)% (5.28)% 1.37% 3.99% — —
Bloomberg U.S. Corporate High
Yield Bond Index — 5.38% 9.06% 3.36% 4.43% — —
Real Asset Income Blended
Benchmark — 4.55% 2.59% 2.60% 4.38% — —
Lipper Real Return Funds
Classification Average — 0.89% 1.64% 4.11% 2.87% — —
Class C at NAV 9/13/11 2.43% (0.27)% 1.81% 3.99% 1.92% 1.91%
Class C at maximum Offering Price 9/13/11 1.43% (0.27)% 1.81% 3.99% — —
Class I 9/13/11 2.94% 0.75% 2.83% 4.87% 0.92% 0.91%
Total Returns as of
June 30, 2023**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class R6 6/30/16 3.03% 0.88% 2.93% 3.49% 0.82% 0.81%

Holdings Summaries as of June 30, 2023
Fund Allocation
(% of net assets)
Corporate Bonds 25 .0%
Common Stocks 22 .0%
Real Estate Investment Trust
Common Stocks 21 .2%
$25 Par (or similar) Retail
Preferred 14 .1%
$1,000 Par (or similar)
Institutional Preferred 10 .1%
Convertible Preferred Securities 2 .6%
Investment Companies 0 .4%
Variable Rate Senior Loan
Interests 0 .2%
Asset-Backed and Mortgage-
Backed Securities 0 .1%
Common Stock Rights 0 .0%
Investments Purchased with
Collateral from Securities
Lending 1 .9%
Repurchase Agreements 3 .1%
Other Assets & Liabilities, Net (0.7)%
Net Assets 100%
Top Five Common Stock & Real Estate
Investment Trust Common Stock Holdings
(% of net assets)
Enbridge Inc 1.5%
National Grid PLC, Sponsored
ADR 1.1%
Enel SpA 1.1%
Pembina Pipeline Corp 1.0%
VICI Properties Inc 0.9%
Portfolio Composition
1
(% of net assets)
Electric Utilities 16.9%
Oil, Gas & Consumable Fuels 15.9%
Retail REITs 11.1%
Multi-Utilities 8.2%
Industrial REITs 6.1%
Specialized REITs 5.4%
Gas Utilities 3.2%
Independent Power and
Renewable Electricity Producers 2.9%
Diversified REITs 2.6%
Health Care REITs 2.4%
Other Specialized REITs 2.2%
Hotel & Resort REITs 2.0%
Real Estate Management &
Development 1.7%
Other 14.6%
Investment Companies 0.4%
Asset-Backed and Mortgage-
Backed Securities 0.1%
Repurchase Agreements 3.1%
Investments Purchased with
Collateral from Securities
Lending 1.9%
Other Assets & Liabilities, Net (0.7)%
Net Assets 100%
Country Allocation
2
(% of net assets)
United States 63 .2%
Canada 11 .6%
United Kingdom 4 .1%
Australia 3 .7%
Hong Kong 3 .4%
Italy 3 .0%
Singapore 2 .3%
Spain 1 .9%
France 1 .0%
Portugal 0 .8%
Other 3 .8%
Investments Purchased with
Collateral from Securities
Lending 1 .9%
Other Assets & Liabilities, Net ( 0 .7 ) %
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 1.4% (as a percentage of net assets) in emerging market countries.

Nuveen Real Estate Securities Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
June 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Real Estate Securities Blended Benchmark. The Fund’s
Blended Benchmark consists of: 1) 50% MSCI US REIT Index and 2) 50% MSCI USA IMI REITs Index. The Fund’s performance was measured against the MSCI US REIT Index through September 30, 2021.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed
0.97% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. This ex-
pense limitation may be terminated or modified prior to July 31, 2025 only with the approval of the Board of Directors of the Fund.
Total Returns as of
June 30, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 9/29/95 4.27% (2.43)% 4.00% 5.96% 1.30% 1.22%
Class A at maximum Offering Price 9/29/95 (1.71)% (8.06)% 2.78% 5.33% — —
MSCI US REIT Index — 5.46% (0.09)% 4.55% 6.39% — —
Real Estate Securities Blended
Benchmark — 4.24% (2.18)% 4.22% 6.22% — —
Lipper Real Estate Funds
Classification Average — 4.73% (2.76)% 4.05% 5.84% — —
Class C at NAV 2/01/00 3.94% (3.15)% 3.22% 5.32% 2.05% 1.97%
Class C at maximum Offering Price 2/01/00 2.94% (3.15)% 3.22% 5.32% — —
Class R6 4/30/13 4.50% (2.02)% 4.41% 6.39% 0.93% 0.85%
Class I 6/30/95 4.41% (2.18)% 4.25% 6.22% 1.05% 0.97%

Holdings Summaries as of June 30, 2023
Fund Allocation
(% of net assets)
Real Estate Investment Trust
Common Stocks 96 .3%
Common Stocks 0 .2%
Repurchase Agreements 3 .1%
Other Assets & Liabilities, Net 0.4%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Retail REITs 15.7%
Industrial REITs 15.4%
Multi-Family Residential REITs 12.0%
Health Care REITs 11.0%
Telecom Tower REITs 9.1%
Self-Storage REITs 8.6%
Data Center REITs 8.3%
Other Specialized REITs 6.2%
Office REITs 3.7%
Hotel & Resort REITs 2.8%
Other 3.7%
Repurchase Agreements 3.1%
Other Assets & Liabilities, Net 0.4%
Net Assets 100%
Top Five Common Stock & Real Estate
Investment Trust Common Stock Holdings
(% of net assets)
Prologis Inc 9.6%
Equinix Inc 6.1%
Public Storage 6.0%
American Tower Corp 4.5%
VICI Properties Inc 4.1%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended June 30, 2023.
The beginning of the period is January 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Global Infrastructure Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,055.29 $1,051.33 $1,056.37 $1,056.53
Expenses Incurred During the Period $6.22 $10.02 $4.64 $4.95
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,018.74 $1,015.03 $1,020.28 $1,019.98
Expenses Incurred During the Period $6.11 $9.84 $4.56 $4.86
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.22%, 1.97%, 0.91% and 0.97% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen Global Real Estate Securities Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,025.70 $1,021.82 $1,027.51 $1,027.00
Expenses Incurred During the Period $6.53 $10.28 $4.88 $5.28
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,018.35 $1,014.63 $1,019.98 $1,019.59
Expenses Incurred During the Period $6.51 $10.24 $ 4.86 $5.26
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.30%, 2.05%, 0.97% and 1.05% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).

Nuveen Real Asset Income Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $ 1,028.20 $1,024.32 $1,030.29 $1,029.40
Expenses Incurred During the Period $5.83 $9.59 $4.08 $4.58
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.04 $1,015.32 $1,020.78 $1,020.28
Expenses Incurred During the Period $5.81 $9.54 $4.06 $4.56
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.16%, 1.91%, 0.81% and 0.91% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen Real Estate Securities Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,042.75 $1,039.39 $1,044.99 $1,044.09
Expenses Incurred During the Period $6.18 $9.96 $4.36 $4.92
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,018.74 $1,015.03 $1,020.53 $1,019.98
Expenses Incurred During the Period $6.11 $9.84 $4.31 $4.86
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.22%, 1.97%, 0.86% and 0.97% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).

Nuveen Global Infrastructure Fund
Portfolio of Investments June 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 96.2%
X – COMMON STOCKS - 90 .2%
X 438,329,574
Commercial Services & Supplies - 5.6%
41,599 Casella Waste Systems Inc, Class A (2) $ 3,762,630
1,266,790 Cleanaway Waste Management Ltd 2,191,528
24,076 Republic Services Inc 3,687,721
70,166 Waste Connections Inc 10,028,826
43,232 Waste Management Inc 7,497,293
Total Commercial Services & Supplies 27,167,998
Construction & Engineering - 3.8%
29,528 Eiffage SA 3,082,975
143,006 Ferrovial SE 4,520,716
93,519 Vinci SA 10,866,480
Total Construction & Engineering 18,470,171
Diversified Telecommunication Services - 2.0%
172,222 Cellnex Telecom SA 6,958,420
83,801 IHS Holding Ltd (2) 819,574
129,834 Infrastrutture Wireless Italiane SpA 1,713,843
601,769 NETLINK NBN TRUST 380,859
Total Diversified Telecommunication Services 9,872,696
Electric Utilities - 22.7%
23,982 American Electric Power Co Inc 2,019,284
504,472 CK Infrastructure Holdings Ltd 2,675,761
292,315 CLP Holdings Ltd 2,276,723
225,901 Contact Energy Ltd 1,124,344
65,788 Duke Energy Corp 5,903,815
825,815 EDP - Energias de Portugal SA 4,036,307
4,774 Elia Group SA/NV 606,555
34,166 Emera Inc 1,407,131
116,201 Endesa SA 2,496,884
1,179,691 Enel SpA 7,953,976
239,516 Exelon Corp 9,757,882
106,951 Hydro One Ltd 3,055,743
445,427 Iberdrola SA 5,816,744
224,982 Infratil Ltd 1,403,824
196,804 NextEra Energy Inc 14,602,857
19,341 Orsted AS 1,833,571
225,841 PG&E Corp (2) 3,902,532
34,203 Power Assets Holdings Ltd 179,548
347,864 Power Grid Corp of India Ltd 1,084,445
143,671 PPL Corp 3,801,535
222,989 Southern Co/The 15,664,977
139,506 SSE PLC 3,271,427
701,292 Terna - Rete Elettrica Nazionale 5,981,432
150,392 Xcel Energy Inc 9,349,871
Total Electric Utilities 110,207,168
Gas Utilities - 2.1%
19,500 AltaGas Ltd 350,330
425,161 APA Group 2,750,774
1,544,903 Hong Kong & China Gas Co Ltd 1,337,870
438,870 Italgas SpA 2,601,910
600,091 Snam SpA 3,136,285
Total Gas Utilities 10,177,169

Shares Description (1) Value
Ground Transportation - 5.3%
40,024 Canadian National Railway Co $ 4,845,706
41,668 Canadian Pacific Railway Ltd 3,365,524
22,989 Central Japan Railway Co 2,880,322
74,397 CSX Corp 2,536,938
123,680 East Japan Railway Co 6,858,483
5,690 Norfolk Southern Corp 1,290,264
20,077 Union Pacific Corp 4,108,156
Total Ground Transportation 25,885,393
Independent Power and Renewable Electricity Producers - 2.3%
31,170 Clearway Energy Inc, Class C 890,215
63,489 EDP Renovaveis SA 1,268,732
174,364 Meridian Energy Ltd 600,437
9,330 NextEra Energy Partners LP 547,111
182,902 RWE AG 7,970,191
Total Independent Power and Renewable Electricity Producers 11,276,686
Multi-Utilities - 8.5%
161,248 CenterPoint Energy Inc 4,700,379
94,596 CMS Energy Corp 5,557,515
30,166 Consolidated Edison Inc 2,727,006
69,341 Dominion Energy Inc 3,591,170
48,124 DTE Energy Co 5,294,602
46,089 E.ON SE 588,760
93,220 Engie SA 1,552,385
53,835 National Grid PLC, Sponsored ADR (3) 3,624,711
125,469 NiSource Inc 3,431,577
488,655 Sembcorp Industries Ltd 2,082,190
11,558 Sempra Energy 1,682,729
33,073 Veolia Environnement SA 1,046,941
62,791 WEC Energy Group Inc 5,540,678
Total Multi-Utilities 41,420,643
Oil, Gas & Consumable Fuels - 15.4%
95,463 Cheniere Energy Inc 14,544,743
46,680 DT Midstream Inc 2,313,928
419,203 Enbridge Inc 15,573,391
117,305 Energy Transfer LP 1,489,773
88,425 Enterprise Products Partners LP 2,329,999
118,532 Gibson Energy Inc 1,863,764
59,653 Keyera Corp 1,375,655
212,310 Kinder Morgan Inc 3,655,978
36,617 MPLX LP 1,242,781
74,638 ONEOK Inc 4,606,657
184,144 Pembina Pipeline Corp 5,789,468
98,565 Targa Resources Corp 7,500,797
127,241 TC Energy Corp 5,142,467
228,850 Williams Cos Inc/The 7,467,376
Total Oil, Gas & Consumable Fuels 74,896,777
Transportation Infrastructure - 20.4%
111,816 Aena SME SA 18,097,045
25,459 Aeroports de Paris 3,658,255
1,130,183 Atlas Arteria Ltd 4,693,627
1,906,801 Auckland International Airport Ltd (2) 10,021,128
812,949 China Merchants Port Holdings Co Ltd 1,150,060
302,420 Enav SpA 1,288,603
32,784 Flughafen Zurich AG 6,819,184
36,681 Fraport AG Frankfurt Airport Services Worldwide (2) 1,957,974
394,424 Getlink SE 6,712,249

Nuveen Global Infrastructure Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Shares Description (1) Value
Transportation Infrastructure (continued)
41,723 Grupo Aeroportuario del Centro Norte SAB de CV, ADR $ 3,539,779
28,820 Grupo Aeroportuario del Pacifico SAB de CV, ADR 5,150,710
360,791 International Container Terminal Services Inc 1,332,560
137,513 Japan Airport Terminal Co Ltd 6,219,891
139,502 Kamigumi Co Ltd 3,163,057
387,909 Port of Tauranga Ltd 1,487,499
825,618 Qube Holdings Ltd 1,573,595
2,323,419 Transurban Group 22,122,119
Total Transportation Infrastructure 98,987,335
Water Utilities - 2.1%
30,764 American Water Works Co Inc 4,391,561
171,041 Severn Trent PLC 5,575,977
Total Water Utilities 9,967,538
Total Common Stocks
(cost $350,146,388) 438,329,574
Shares Description (1) Value
X – REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 5 .6%
X 27,198,724
Data Center REITs - 0.7%
4,449 Digital Realty Trust Inc   $ 506,608
3,803 Equinix Inc   2,981,324
Total Data Center REITs 3,487,932
Health Care REITs - 0.2%
309,608 Parkway Life Real Estate Investment Trust   894,262
Total Health Care REITs 894,262
Telecom Tower REITs - 4.7%
48,710 American Tower Corp   9,446,817
41,663 Crown Castle Inc   4,747,082
37,205 SBA Communications Corp   8,622,631
Total Telecom Tower REITs 22,816,530
Total Real Estate Investment Trust Common Stocks
(cost $27,960,366) 27,198,724

Shares Description (1) Value
X – INVESTMENT COMPANIES - 0 .4%
X 2,098,531
527,652 3i Infrastructure PLC $ 2,098,531
Total Investment Companies
(cost $2,088,900) 2,098,531
Total Long-Term Investments
(cost $380,195,654) 467,626,829
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.6%
– MONEY MARKET FUNDS - 0 .6%
X 2,904,248
2,904,248 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
5.110%(5) $ 2,904,248
Total Money Market Funds
(cost $2,904,248) $ 2,904,248
Total Investments Purchased with Collateral from Securities Lending
(cost $2,904,248) 2,904,248
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  6.2%
– REPURCHASE AGREEMENTS - 6 .2%
X 30,014,066
$ 1,694 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$1,694,280, collateralized by $1,974,500, U.S. Treasury
Notes, 1.500%, due 11/30/28, value $1,727,956
1.520% 7/03/23 $ 1,694,066
28,320 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$28,331,824, collateralized by $29,289,500,
U.S. Treasury Notes, 3.625%, due 3/31/30, value
$28,886,463
5.010% 7/03/23 28,320,000
Total Repurchase Agreements
(cost $30,014,066) 30,014,066
Total Short-Term Investments
(cost $30,014,066) 30,014,066
Total Investments
(cost $ 413,113,968 ) - 103 .0% 500,545,143
Other Assets & Liabilities, Net -   (3.0)% (14,743,312)
Net Assets - 100% $ 485,801,831
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,869,470.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Global Real Estate Securities Fund
Portfolio of Investments June 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.5%
X – REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 84 .5%
X 34,148,537
Data Center REITs - 5.2%
4,882 Digital Realty Trust Inc   $ 555,913
1,969 Equinix Inc   1,543,578
Total Data Center REITs 2,099,491
Diversified REITs - 4.3%
4,312 American Assets Trust Inc   82,790
1,433 Armada Hoffler Properties Inc   16,737
10,453 Charter Hall Group   74,936
10,123 Empire State Realty Trust Inc, Class A   75,821
4,792 Essential Properties Realty Trust Inc   112,804
141 Hulic Reit Inc   157,581
175,262 LXI REIT Plc   191,985
40,845 Merlin Properties Socimi SA   349,852
521 Star Asia Investment Corp   214,540
59,840 Stockland   160,867
265 United Urban Investment Corp   267,492
650 WP Carey Inc   43,914
Total Diversified REITs 1,749,319
Health Care REITs - 7.1%
35,747 Healthpeak Properties Inc   718,515
10,122 Omega Healthcare Investors Inc   310,644
18,669 Parkway Life Real Estate Investment Trust   53,923
17,230 Ventas Inc   814,462
12,001 Welltower Inc   970,761
Total Health Care REITs 2,868,305
Hotel & Resort REITs - 2.6%
15,377 Apple Hospitality REIT Inc   232,346
7,453 CapitaLand Ascott Trust   5,973
46 Hoshino Resorts REIT Inc   197,382
3,983 Host Hotels & Resorts Inc   67,034
286 Japan Hotel REIT Investment Corp   145,899
13,558 RLJ Lodging Trust   139,241
1,576 Ryman Hospitality Properties Inc   146,442
10,340 Xenia Hotels & Resorts Inc   127,285
Total Hotel & Resort REITs 1,061,602
Industrial REITs - 16.7%
19,264 Americold Realty Trust Inc   622,227
36,347 CapitaLand Ascendas REIT   73,362
74,932 Centuria Industrial REIT   155,195
18,450 Dream Industrial Real Estate Investment Trust   196,512
602 EastGroup Properties Inc   104,507
66,284 FIBRA Macquarie Mexico, 144A   116,676
1 Frasers Logistics & Commercial Trust   1
161 GLP J-Reit   158,802
70,437 Goodman Property Trust   95,964
32,931 LXP Industrial Trust   321,077
119,811 Mapletree Industrial Trust   196,010
188,575 Mapletree Logistics Trust   226,808
3,623 Montea NV   279,698
66,216 Nexus Industrial REIT   423,862
36 Nippon Prologis REIT Inc   72,353
19,871 Prologis Inc   2,436,781
7,995 Rexford Industrial Realty Inc   417,499

Shares Description (1) Value
Industrial REITs (continued)
169 Terreno Realty Corp   $ 10,157
83,126 TF Administradora Industrial S de RL de CV   159,531
263,921 Tritax Big Box REIT PLC   420,035
182,696 Urban Logistics REIT PLC   259,867
Total Industrial REITs 6,746,924
Multi-Family Residential REITs - 11.3%
11,641 Apartment Income REIT Corp   420,124
2,246 AvalonBay Communities Inc   425,100
6,132 Camden Property Trust   667,591
296 Daiwa Securities Living Investments Corp   234,894
12,108 Elme Communities   199,056
15,386 Equity Residential   1,015,014
130,552 Home Reit PLC   (2) 166
20,554 Ingenia Communities Group   54,728
39,335 InterRent Real Estate Investment Trust   380,656
21,274 Killam Apartment Real Estate Investment Trust   283,600
1,164 Mid-America Apartment Communities Inc   176,765
39 Nippon Accommodations Fund Inc   175,773
3,469 UDR Inc   149,028
32,857 UNITE Group PLC/The   363,969
Total Multi-Family Residential REITs 4,546,464
Office REITs - 5.0%
4,435 Alexandria Real Estate Equities Inc   503,328
2,825 Boston Properties Inc   162,692
4,045 Corporate Office Properties Trust   96,069
51 Daiwa Office Investment Corp   221,756
24,954 Dexus   129,956
5,619 Douglas Emmett Inc   70,631
2,477 Equity Commonwealth   50,184
3,370 Gecina SA   359,507
2,434 Kilroy Realty Corp   73,239
5,640 NSI NV   125,857
184 Orix JREIT Inc   226,503
Total Office REITs 2,019,722
Other Specialized REITs - 3.9%
1,854 Four Corners Property Trust Inc   47,092
10,273 Gaming and Leisure Properties Inc   497,830
32,743 VICI Properties Inc   1,029,112
Total Other Specialized REITs 1,574,034
Residential REITs - 0.3%
2,437 Boardwalk Real Estate Investment Trust   114,404
Total Residential REITs 114,404
Retail REITs - 15.6%
8,423 Agree Realty Corp   550,780
1,877 Brixmor Property Group Inc   41,294
79,832 CapitaLand China Trust   60,326
27,043 Charter Hall Retail REIT   65,237
10,077 CT Real Estate Investment Trust   114,785
1,300 Federal Realty Investment Trust   125,801
91,081 Fortune Real Estate Investment Trust   65,613
19,504 Frasers Centrepoint Trust   31,668
37 Kenedix Retail REIT Corp   74,576
51,700 Kimco Realty Corp   1,019,524
111,067 Link REIT   618,324
8,606 NNN REIT Inc   368,251
6,495 Primaris Real Estate Investment Trust   66,041
8,931 Realty Income Corp   533,985

Nuveen Global Real Estate Securities Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Shares Description (1) Value
Retail REITs (continued)
9,628 Regency Centers Corp   $ 594,722
23,924 RioCan Real Estate Investment Trust   348,182
127,348 Scentre Group   225,216
2,518 Simon Property Group Inc   290,779
35,256 SITE Centers Corp   466,084
103,589 Vicinity Ltd   127,572
138,883 Waypoint REIT Ltd   240,210
18,006 Wereldhave NV   275,191
Total Retail REITs 6,304,161
Self-Storage REITs - 5.4%
8,928 CubeSmart   398,725
601 Extra Space Storage Inc   89,459
1,232 Life Storage Inc   163,807
5,057 Public Storage   1,476,037
6,337 Safestore Holdings PLC   68,592
Total Self-Storage REITs 2,196,620
Single-Family Residential REITs - 1.4%
2,047 Equity LifeStyle Properties Inc   136,924
3,592 Invitation Homes Inc   123,565
2,301 Sun Communities Inc   300,188
Total Single-Family Residential REITs 560,677
Telecom Tower REITs - 5.7%
5,941 American Tower Corp   1,152,197
3,590 Crown Castle Inc   409,045
3,217 SBA Communications Corp   745,572
Total Telecom Tower REITs 2,306,814
Total Real Estate Investment Trust Common Stocks
(cost $32,243,316) 34,148,537
Shares Description (1) Value
X – COMMON STOCKS - 13 .0%
X 5,257,148
Diversified Telecommunication Services - 1.5%
13,616 Cellnex Telecom SA $ 550,138
6,194 IHS Holding Ltd (3) 60,577
816 Infrastrutture Wireless Italiane SpA 10,772
Total Diversified Telecommunication Services 621,487
Health Care Providers & Services - 0.4%
25,787 Chartwell Retirement Residences 184,339
Total Health Care Providers & Services 184,339
Household Durables - 0.3%
83,240 Cairn Homes PLC 105,364
Total Household Durables 105,364
Real Estate Management & Development - 10.8%
119,445 Capitaland Investment Ltd/Singapore 293,470
7,521 Catena AB 275,733
81,617 CK Asset Holdings Ltd 453,526
7,330 CRE Inc/Japan 70,120
90,410 Grainger PLC 260,873
42,148 Hysan Development Co Ltd 103,002
2,397 LEG Immobilien SE 138,304
3,114 Lifestyle Communities Ltd 32,670
51,556 Mitsubishi Estate Co Ltd 612,501
53,262 Mitsui Fudosan Co Ltd 1,061,586

Shares Description (1) Value
Real Estate Management & Development (continued)
82,742 Sino Land Co Ltd $ 101,864
51,157 Sun Hung Kai Properties Ltd 646,349
16,722 TAG Immobilien AG 158,132
5,267 Tricon Residential Inc 46,402
12,631 Wihlborgs Fastigheter AB 91,426
Total Real Estate Management & Development 4,345,958
Total Common Stocks
(cost $5,182,009) 5,257,148
Total Long-Term Investments
(cost $37,425,325) 39,405,685
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.9%
X – REPURCHASE AGREEMENTS - 2 .9%
X 1,150,000
$ 1,150 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$1,150,480, collateralized by $1,189,400, U.S. Treasury
Notes, 3.625%, due 3/31/30, value $1,173,033
5.010% 7/03/23 $ 1,150,000
Total Repurchase Agreements
(cost $1,150,000) 1,150,000
Total Short-Term Investments
(cost $1,150,000) 1,150,000
Total Investments
(cost $ 38,575,325 ) - 100 .4% 40,555,685
Other Assets & Liabilities, Net -   (0.4)% (153,218)
Net Assets - 100% $ 40,402,467
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 3.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Real Asset Income Fund
Portfolio of Investments June 30, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 95.7%
X – CORPORATE BONDS - 25 .0%
X 293,401,583
Air Freight & Logistics - 0.2%
$ 2,300 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 BB $ 2,014,961
Total Air Freight & Logistics 2,014,961
Automobile Components - 0.2%
2,060 Clarios Global LP / Clarios US Finance Co, 144A 6.750% 5/15/28 B+ 2,052,795
Total Automobile Components 2,052,795
Building Products - 0.3%
3,730 Advanced Drainage Systems Inc, 144A (3) 6.375% 6/15/30 Ba2 3,689,977
Total Building Products 3,689,977
Capital Markets - 0.2%
2,700 Hunt Cos Inc, 144A 5.250% 4/15/29 BB- 2,143,884
Total Capital Markets 2,143,884
Commercial Services & Supplies - 0.7%
2,660 Clean Harbors Inc, 144A 4.875% 7/15/27 BB+ 2,547,023
1,500 Clean Harbors Inc, 144A 5.125% 7/15/29 BB+ 1,419,154
4,240 Waste Connections Inc 4.200% 1/15/33 BBB+ 3,984,951
Total Commercial Services & Supplies 7,951,128
Diversified REITs - 0.3%
3,500 Goodman US Finance Five LLC, 144A 4.625% 5/04/32 BBB+ 3,213,252
Total Diversified REITs 3,213,252
Diversified Telecommunication Services - 0.7%
2,700 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 B1 2,261,250
3,280 Cellnex Finance Co SA, 144A 3.875% 7/07/41 BBB- 2,403,251
2,750 Frontier Communications Holdings LLC, 144A (3) 6.000% 1/15/30 BB- 2,022,848
1,030 Iliad Holding SASU, 144A 7.000% 10/15/28 BB- 949,294
865 Iliad Holding SASU, 144A 6.500% 10/15/26 BB- 816,407
Total Diversified Telecommunication Services 8,453,050
Electric Utilities - 4.6%
2,615 AEP Transmission Co LLC 5.400% 3/15/53 A2 2,687,420
1,765 Baltimore Gas and Electric Co 5.400% 6/01/53 A 1,793,068
2,530 Duke Energy Carolinas LLC 5.350% 1/15/53 Aa3 2,562,770
2,000 EUR EDP - Energias de Portugal SA , Reg S 5.943% 4/23/83 BB+ 2,160,642
1,400 EUR EDP - Energias de Portugal SA , Reg S 4.496% 4/30/79 BB+ 1,514,313
3,775 EDP Finance BV, 144A 6.300% 10/11/27 BBB 3,869,909
4,360 Florida Power & Light Co 4.800% 5/15/33 Aa2 4,328,589
2,355 Georgia Power Co 4.650% 5/16/28 BBB+ 2,307,392
7,000 ITC Holdings Corp, 144A 4.950% 9/22/27 BBB+ 6,890,574
6,620 NextEra Energy Capital Holdings Inc 6.051% 3/01/25 A- 6,644,890
2,681 GBP NGG Finance PLC , Reg S 5.625% 6/18/73 BBB- 3,234,625
1,940 Northern States Power Co/MN 5.100% 5/15/53 Aa3 1,909,735
1,500 NRG Energy Inc, 144A 3.625% 2/15/31 BB+ 1,170,968
2,005 NRG Energy Inc, 144A 7.000% 3/15/33 BBB- 2,021,611
3,600 Pacific Gas and Electric Co 6.150% 1/15/33 BBB 3,520,983
905 Pattern Energy Operations LP / Pattern Energy
Operations Inc, 144A
4.500% 8/15/28 BB- 826,566
3,250 Southern Co Gas Capital Corp 5.150% 9/15/32 BBB+ 3,227,776

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Electric Utilities (continued)
$ 3,110 Southern Co/The 5.200% 6/15/33 BBB+ $ 3,084,683
Total Electric Utilities 53,756,514
Financial Services - 0.1%
725 Genesis Energy LP / Genesis Energy Finance Corp 7.750% 2/01/28 B 689,569
Total Financial Services 689,569
Gas Utilities - 0.7%
3,065 CAD AltaGas Ltd 7.350% 8/17/82 BB+ 2,219,502
2,810 CAD AltaGas Ltd 5.250% 1/11/82 BB+ 1,685,788
1,775 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B 1,650,915
1,975 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 1,654,646
700 Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 BB- 613,634
Total Gas Utilities 7,824,485
Ground Transportation - 0.2%
1,405 XPO Inc, 144A 7.125% 6/01/31 BB+ 1,415,908
1,500 XPO Inc, 144A 6.250% 6/01/28 BBB- 1,474,841
Total Ground Transportation 2,890,749
Health Care Providers & Services - 0.7%
2,170 Encompass Health Corp 4.625% 4/01/31 B+ 1,923,619
830 Encompass Health Corp 4.750% 2/01/30 B+ 755,716
2,300 Tenet Healthcare Corp 6.125% 6/15/30 BB- 2,267,110
3,925 Tenet Healthcare Corp (3) 6.125% 10/01/28 B+ 3,778,598
Total Health Care Providers & Services 8,725,043
Health Care REITs - 0.4%
1,455 CTR Partnership LP / CareTrust Capital Corp, 144A 3.875% 6/30/28 BB+ 1,251,300
3,595 Welltower OP LLC 3.850% 6/15/32 BBB+ 3,166,786
Total Health Care REITs 4,418,086
Hotel & Resort REITs - 0.4%
1,370 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 BB- 1,256,975
1,430 RLJ Lodging Trust LP, 144A 4.000% 9/15/29 BB- 1,197,605
2,975 VICI Properties LP 4.950% 2/15/30 BBB- 2,790,788
Total Hotel & Resort REITs 5,245,368
Hotels, Restaurants & Leisure - 0.4%
2,375 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 B+ 2,210,693
2,250 Hilton Domestic Operating Co Inc, 144A 4.000% 5/01/31 BB+ 1,954,082
1,065 Marriott Ownership Resorts Inc, 144A (3) 4.500% 6/15/29 B+ 919,164
Total Hotels, Restaurants & Leisure 5,083,939
Independent Power and Renewable Electricity Producers - 1.3%
1,720 Atlantica Sustainable Infrastructure PLC, 144A 4.125% 6/15/28 BB+ 1,532,364
1,350 Calpine Corp, 144A 3.750% 3/01/31 BB+ 1,093,637
1,460 CAD Capital Power Corp 7.950% 9/09/82 BB 1,075,655
3,570 Clearway Energy Operating LLC, 144A 3.750% 1/15/32 BB 2,905,650
1,825 Clearway Energy Operating LLC, 144A 3.750% 2/15/31 BB 1,514,477
500 Constellation Energy Generation LLC 5.800% 3/01/33 BBB 511,816
585 NextEra Energy Operating Partners LP, 144A 4.500% 9/15/27 Ba1 543,465
3,315 TerraForm Power Operating LLC, 144A 4.750% 1/15/30 BB- 2,925,488
2,900 Vistra Operations Co LLC, 144A 5.125% 5/13/25 BBB- 2,827,372
Total Independent Power and Renewable Electricity Producers 14,929,924

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Industrial REITs - 0.9%
$ 11,000 Prologis LP 4.625% 1/15/33 A $ 10,738,716
Total Industrial REITs 10,738,716
Machinery - 0.3%
2,335 Chart Industries Inc, 144A 7.500% 1/01/30 Ba3 2,382,295
1,580 Trinity Industries Inc, 144A 7.750% 7/15/28 BB+ 1,589,875
Total Machinery 3,972,170
Media - 0.9%
4,600 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 BB+ 3,672,901
1,000 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 BB+ 942,159
1,225 Directv Financing LLC / Directv Financing Co-Obligor
Inc, 144A
5.875% 8/15/27 BBB- 1,109,403
1,500 Lamar Media Corp 3.625% 1/15/31 BB 1,263,750
4,600 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 3,704,686
Total Media 10,692,899
Multi-Utilities - 0.6%
4,445 Ameren Illinois Co 4.950% 6/01/33 A1 4,409,688
2,800 Public Service Enterprise Group Inc 5.850% 11/15/27 BBB 2,856,358
Total Multi-Utilities 7,266,046
Office REITs - 0.4%
2,785 Alexandria Real Estate Equities Inc 4.750% 4/15/35 BBB+ 2,584,017
1,770 Alexandria Real Estate Equities Inc 5.150% 4/15/53 BBB+ 1,586,191
Total Office REITs 4,170,208
Oil, Gas & Consumable Fuels - 4.9%
800 Antero Midstream Partners LP / Antero Midstream
Finance Corp, 144A
7.875% 5/15/26 BB 811,345
915 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 B- 876,104
1,270 CNX Midstream Partners LP, 144A 4.750% 4/15/30 BB 1,077,197
2,735 Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp, 144A
5.625% 5/01/27 BB 2,592,780
1,820 DT Midstream Inc, 144A 4.375% 6/15/31 BB+ 1,567,480
1,500 DT Midstream Inc 4.300% 4/15/32 N/R 1,298,216
3,025 Energy Transfer LP 5.550% 2/15/28 BBB- 3,016,502
1,200 EnLink Midstream LLC, 144A 5.625% 1/15/28 BBB- 1,161,220
1,500 EnLink Midstream LLC 5.375% 6/01/29 BBB- 1,429,066
1,215 EQM Midstream Partners LP 5.500% 7/15/28 BB 1,149,653
590 EQM Midstream Partners LP, 144A 7.500% 6/01/30 BB 597,048
1,300 EQM Midstream Partners LP, 144A 4.750% 1/15/31 BB 1,138,779
1,105 CAD Gibson Energy Inc 5.250% 12/22/80 BB 688,716
1,620 Hess Midstream Operations LP, 144A 5.500% 10/15/30 BB+ 1,498,493
1,445 CAD Keyera Corp 6.875% 6/13/79 BB 1,021,083
4,575 Kinder Morgan Inc 4.800% 2/01/33 BBB 4,314,842
3,470 Kinetik Holdings LP, 144A 5.875% 6/15/30 BB+ 3,298,200
4,750 MPLX LP 5.000% 3/01/33 BBB 4,549,952
2,785 MPLX LP 5.650% 3/01/53 BBB 2,601,946
1,350 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B+ 1,329,577
2,715 ONEOK Inc 6.100% 11/15/32 BBB 2,762,115
3,833 CAD Pembina Pipeline Corp 4.800% 1/25/81 BB+ 2,357,378
2,345 Sunoco LP / Sunoco Finance Corp 4.500% 4/30/30 BB+ 2,050,110
1,190 Sunoco LP / Sunoco Finance Corp 5.875% 3/15/28 BB+ 1,144,334
1,350 Targa Resources Corp 6.250% 7/01/52 BBB- 1,319,608
3,000 Targa Resources Corp 6.125% 3/15/33 BBB- 3,065,370
425 CAD Transcanada Trust 4.200% 3/04/81 BBB- 255,725

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Oil, Gas & Consumable Fuels (continued)
$ 1,500 Venture Global Calcasieu Pass LLC, 144A 4.125% 8/15/31 BB+ $ 1,289,950
5,000 Venture Global Calcasieu Pass LLC, 144A 6.250% 1/15/30 BB+ 4,959,686
1,175 Western Midstream Operating LP 4.300% 2/01/30 BBB- 1,054,972
1,000 Williams Cos Inc/The 5.400% 3/02/26 BBB 997,386
Total Oil, Gas & Consumable Fuels 57,274,833
Real Estate Management & Development - 0.2%
2,775 EUR Peach Property Finance GmbH, 144A 4.375% 11/15/25 BB 2,331,257
Total Real Estate Management & Development 2,331,257
Residential REITs - 0.4%
4,360 AvalonBay Communities Inc 5.000% 2/15/33 A- 4,342,032
Total Residential REITs 4,342,032
Retail REITs - 1.7%
4,680 Agree LP 4.800% 10/01/32 Baa1 4,347,026
4,480 Federal Realty OP LP 5.375% 5/01/28 BBB+ 4,386,694
9,000 Kimco Realty OP LLC 4.600% 2/01/33 BBB+ 8,321,897
3,260 Scentre Group Trust 2, 144A 5.125% 9/24/80 BBB+ 2,751,350
Total Retail REITs 19,806,967
Specialized REITs - 2.3%
2,250 American Tower Corp 5.500% 3/15/28 BBB+ 2,234,346
2,250 American Tower Corp 5.650% 3/15/33 BBB+ 2,281,537
5,750 Crown Castle Inc 5.000% 1/11/28 BBB+ 5,642,861
3,750 Digital Realty Trust LP 5.550% 1/15/28 BBB 3,694,603
3,000 Extra Space Storage LP 5.700% 4/01/28 BBB 2,997,046
2,435 Extra Space Storage LP 5.500% 7/01/30 BBB 2,414,849
1,925 Iron Mountain Inc, 144A 7.000% 2/15/29 BB- 1,928,238
2,195 Iron Mountain Information Management Services Inc,
144A
5.000% 7/15/32 BB- 1,894,780
5,025 SBA Communications Corp 3.125% 2/01/29 BB 4,259,467
Total Specialized REITs 27,347,727
Specialty Retail - 0.1%
1,380 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 BB- 1,180,923
Total Specialty Retail 1,180,923
Trading Companies & Distributors - 0.4%
4,465 United Rentals North America Inc, 144A 6.000% 12/15/29 BBB- 4,454,019
Total Trading Companies & Distributors 4,454,019
Transportation Infrastructure - 0.0%
525 ENA Master Trust, 144A 4.000% 5/19/48 BBB 392,671
Total Transportation Infrastructure 392,671
Wireless Telecommunication Services - 0.5%
2,755 Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC /
Sprint Spectrum Co III LLC, 144A
5.152% 3/20/28 A1 2,725,920
500 Telefonica Moviles Chile SA, 144A 3.537% 11/18/31 BBB 397,500
2,140 T-Mobile USA Inc 4.800% 7/15/28 BBB+ 2,095,788
1,150 T-Mobile USA Inc 5.050% 7/15/33 BBB+ 1,129,183
Total Wireless Telecommunication Services 6,348,391
Total Corporate Bonds
(cost $309,858,255) 293,401,583

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Shares Description (1) Value
X – COMMON STOCKS - 22 .0%
X 258,553,533
Diversified Telecommunication Services - 0.6%
1,075,909 HKT Trust & HKT Ltd $ 1,252,757
9,685,912 NETLINK NBN TRUST 6,130,207
Total Diversified Telecommunication Services 7,382,964
Electric Utilities - 5.8%
961,620 CK Infrastructure Holdings Ltd 5,100,511
647,300 CLP Holdings Ltd 5,041,557
698,125 Contact Energy Ltd 3,474,675
30,545 Duke Energy Corp 2,741,108
80,906 Emera Inc 3,332,124
310,223 Endesa SA 6,665,957
1,840,587 Enel SpA 12,410,017
61,702 OGE Energy Corp 2,215,719
48,946 Pinnacle West Capital Corp 3,987,141
1,040,725 Power Assets Holdings Ltd 5,463,260
328,300 Redeia Corp SA 5,521,029
29,959 Southern Co/The 2,104,620
443,458 SSE PLC 10,399,126
Total Electric Utilities 68,456,844
Financial Services - 0.2%
2,704,400 Sdcl Energy Efficiency Income Trust PLC 2,548,463
Total Financial Services 2,548,463
Gas Utilities - 2.1%
32,774 AltaGas Ltd 588,806
852,983 APA Group 5,518,764
194,155 Enagas SA 3,815,846
637,370 Italgas SpA 3,778,749
16,360 Naturgy Energy Group SA (3) 487,699
1,914,556 Snam SpA 10,006,138
Total Gas Utilities 24,196,002
Ground Transportation - 0.2%
998,652 Aurizon Holdings Ltd 2,612,678
Total Ground Transportation 2,612,678
Health Care Providers & Services - 0.4%
530,901 Chartwell Retirement Residences 3,795,156
141,660 Sienna Senior Living Inc 1,231,872
Total Health Care Providers & Services 5,027,028
Independent Power and Renewable Electricity Producers - 0.8%
12,981 Atlantica Sustainable Infrastructure PLC 304,275
206,593 Auren Energia SA 618,286
997 Canadian Solar Infrastructure Fund Inc 840,190
52,813 Capital Power Corp 1,678,375
114,309 Clearway Energy Inc, Class A 3,086,343
46,036 NextEra Energy Partners LP 2,699,551
Total Independent Power and Renewable Electricity Producers 9,227,020
Multi-Utilities - 2.3%
115,645 ACEA SpA 1,512,590
160,015 Canadian Utilities Ltd, Class A 4,144,265
98,829 Dominion Energy Inc 5,118,354
197,885 National Grid PLC, Sponsored ADR (3) 13,323,597
821,884 REN - Redes Energeticas Nacionais SGPS SA 2,238,121

Shares Description (1) Value
Multi-Utilities (continued)
392,184 Vector Ltd $ 965,416
Total Multi-Utilities 27,302,343
Oil, Gas & Consumable Fuels - 6.8%
78,723 DT Midstream Inc 3,902,299
464,687 Enbridge Inc 17,263,122
190,505 Energy Transfer LP 2,419,413
214,279 Enterprise Products Partners LP 5,646,252
314,547 Gibson Energy Inc 4,945,849
96,652 Keyera Corp 2,228,887
518,601 Kinder Morgan Inc 8,930,309
22,650 Magellan Midstream Partners LP 1,411,548
38,508 MPLX LP 1,306,962
110,812 ONEOK Inc 6,839,317
378,422 Pembina Pipeline Corp 11,897,548
103,352 Plains GP Holdings LP, Class A (3) 1,532,710
24,174 TC Energy Corp 976,996
310,268 Williams Cos Inc/The 10,124,045
Total Oil, Gas & Consumable Fuels 79,425,257
Real Estate Management & Development - 1.3%
359,249 Amot Investments Ltd 1,887,935
513,658 CK Asset Holdings Ltd 2,854,272
752,418 Hysan Development Co Ltd 1,838,778
2,390,448 Sino Land Co Ltd 2,942,898
480,588 Sun Hung Kai Properties Ltd 6,072,041
Total Real Estate Management & Development 15,595,924
Transportation Infrastructure - 1.4%
1,239,492 Atlas Arteria Ltd 5,147,585
983,825 China Merchants Port Holdings Co Ltd 1,391,794
891,611 COSCO SHIPPING Ports Ltd 532,283
1,164,643 Dalrymple Bay Infrastructure Ltd 2,050,921
751,065 Enav SpA 3,200,266
19,662 Grupo Aeroportuario del Pacifico SAB de CV, ADR 3,513,992
Total Transportation Infrastructure 15,836,841
Water Utilities - 0.1%
95,747 Pennon Group PLC 865,124
6,301 United Utilities Group PLC 77,045
Total Water Utilities 942,169
Total Common Stocks
(cost $237,900,683) 258,553,533
Shares Description (1) Value
X – REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 21 .2%
X 249,224,054
Data Center REITs - 0.1%
5,668 Digital Realty Trust Inc   $ 645,415
Total Data Center REITs 645,415
Diversified REITs - 2.1%
732,530 Abacus Property Group   1,315,282
112,064 American Assets Trust Inc   2,151,629
42,493 Armada Hoffler Properties Inc   496,318
495,211 Charter Hall Long Wale REIT   1,324,952
822 Hulic Reit Inc   918,663
79,369 ICADE   3,312,447
1,561,465 LXI REIT Plc   1,710,456
243,676 Merlin Properties Socimi SA   2,087,171

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Shares Description (1) Value
Diversified REITs (continued)
10,406 Star Asia Investment Corp   $ 4,285,028
558,280 Stockland   1,500,816
78,820 WP Carey Inc   5,325,079
Total Diversified REITs 24,427,841
Health Care REITs - 2.0%
5,037,389 Assura PLC   2,904,456
23,977 Cofinimmo SA   1,801,725
52,959 Healthcare Realty Trust Inc   998,807
470,075 Healthpeak Properties Inc   9,448,508
174,457 Omega Healthcare Investors Inc   5,354,085
213,287 Physicians Realty Trust   2,983,885
Total Health Care REITs 23,491,466
Hotel & Resort REITs - 0.5%
401,540 Apple Hospitality REIT Inc   6,067,269
Total Hotel & Resort REITs 6,067,269
Industrial REITs - 4.6%
1,262,223 CapitaLand Ascendas REIT   2,547,636
2,090,732 Centuria Industrial REIT   4,330,217
563,185 Dexus Industria REIT   971,384
476,055 Dream Industrial Real Estate Investment Trust   5,070,493
1,583,823 FIBRA Macquarie Mexico, 144A   2,787,906
1,023,428 Frasers Logistics & Commercial Trust   947,638
117,068 Intervest Offices & Warehouses NV   1,767,986
1,458,401 LondonMetric Property PLC   3,078,398
596,910 LXP Industrial Trust   5,819,873
4,190,339 Mapletree Industrial Trust   6,855,366
5,777,784 Mapletree Logistics Trust   6,949,212
839,835 Nexus Industrial REIT   5,375,958
760,341 TF Administradora Industrial S de RL de CV   1,459,205
1,793,003 Tritax Big Box REIT PLC   2,853,600
2,577,747 Urban Logistics REIT PLC   3,666,585
Total Industrial REITs 54,481,457
Mortgage REITs - 0.2%
32,991 KKR Real Estate Finance Trust Inc   401,501
90,261 Starwood Property Trust Inc   1,751,063
Total Mortgage REITs 2,152,564
Multi-Family Residential REITs - 0.8%
250,459 Apartment Income REIT Corp   9,039,065
14,491 Equity Residential   955,971
3,970,455 Home Reit PLC   (4) 5,043
Total Multi-Family Residential REITs 10,000,079
Office REITs - 1.0%
21,090 Boston Properties Inc   1,214,573
638,318 Centuria Office REIT   583,896
14,446 Covivio SA/France   682,428
41,329 Gecina SA   4,408,917
56,586 Highwoods Properties Inc   1,352,971
105,209 NSI NV   2,347,744
97,138 Postal Realty Trust Inc, Class A   1,428,900
Total Office REITs 12,019,429
Other Specialized REITs - 2.2%
189,464 Four Corners Property Trust Inc   4,812,386
220,516 Gaming and Leisure Properties Inc   10,686,205
341,681 VICI Properties Inc   10,739,034
Total Other Specialized REITs 26,237,625

Shares Description (1) Value
Retail REITs - 6.7%
101,799 Brixmor Property Group Inc   $ 2,239,578
2,098,463 CapitaLand China Trust   1,585,738
754,642 Charter Hall Retail REIT   1,820,465
390,807 Choice Properties Real Estate Investment Trust   4,003,209
320,891 Crombie Real Estate Investment Trust   3,313,673
257,896 CT Real Estate Investment Trust   2,937,649
3,899,907 Fortune Real Estate Investment Trust   2,809,425
947,415 Frasers Centrepoint Trust   1,538,281
1,663 Kenedix Retail REIT Corp   3,351,880
264,327 Kimco Realty Corp   5,212,528
1,150,783 Link REIT   6,406,550
196,635 NNN REIT Inc   8,414,012
68,735 Realty Income Corp   4,109,666
191,350 RioCan Real Estate Investment Trust   2,784,848
379,289 RPT Realty   3,963,570
14,633 Saul Centers Inc   538,933
2,503,658 Scentre Group   4,427,750
61,688 Simon Property Group Inc   7,123,730
71,910 Spirit Realty Capital Inc   2,831,816
122,771 Urstadt Biddle Properties Inc, Class A   2,610,112
2,060,322 Vicinity Ltd   2,537,325
2,276,340 Waypoint REIT Ltd   3,937,128
Total Retail REITs 78,497,866
Self-Storage REITs - 0.2%
63,732 National Storage Affiliates Trust   2,219,786
Total Self-Storage REITs 2,219,786
Telecom Tower REITs - 0.8%
78,842 Crown Castle Inc   8,983,257
Total Telecom Tower REITs 8,983,257
Total Real Estate Investment Trust Common Stocks
(cost $261,704,388) 249,224,054
Shares Description (1) Coupon Ratings (2) Value
X – $25 PAR (OR SIMILAR) RETAIL PREFERRED - 14 .1%
X 165,133,522
Diversified REITs - 0.2%
121,921 Armada Hoffler Properties Inc 6.750% N/R $ 2,861,486
Total Diversified REITs 2,861,486
Electric Utilities - 1.9%
106,497 Duke Energy Corp 5.750% BBB- 2,641,126
92,537 Duke Energy Corp 5.625% BBB- 2,336,559
39,736 Entergy Arkansas LLC 4.875% A 890,086
21,715 Entergy Mississippi LLC 4.900% A 483,593
15,174 Entergy New Orleans LLC (3) 5.500% BBB 370,397
34,177 Entergy Texas Inc 5.375% BBB- 807,261
98,166 Georgia Power Co 5.000% Baa2 2,439,425
69,424 Integrys Holding Inc (3) 6.000% BBB 1,714,773
29,743 NextEra Energy Capital Holdings Inc 5.650% BBB 757,554
80,219 Southern Co/The 5.250% BBB- 1,993,442
189,730 Southern Co/The 4.200% BBB- 3,982,433
164,081 Southern Co/The 4.950% BBB- 3,768,941
Total Electric Utilities 22,185,590
Financial Services - 0.1%
54,570 Brookfield Finance Inc 4.625% BBB 894,948
34,569 National Rural Utilities Cooperative Finance Corp 5.500% A3 837,953
Total Financial Services 1,732,901

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Shares   Description (1) Coupon Ratings (2) Value
Gas Utilities - 0.1%
66,638 Spire Inc 5.900% BBB $ 1,679,278
Total Gas Utilities 1,679,278
Hotel & Resort REITs - 1.1%
11,034 Chatham Lodging Trust 6.625% N/R 209,646
73,432 DiamondRock Hospitality Co 8.250% N/R 1,873,985
110,078 Pebblebrook Hotel Trust 6.300% N/R 2,144,319
50,714 Pebblebrook Hotel Trust 6.375% N/R 948,352
69,305 Pebblebrook Hotel Trust 5.700% N/R 1,205,907
23,501 RLJ Lodging Trust 1.950% N/R 566,139
88,133 Summit Hotel Properties Inc 6.250% N/R 1,828,760
46,229 Summit Hotel Properties Inc 5.875% N/R 905,626
68,154 Sunstone Hotel Investors Inc 6.125% N/R 1,377,392
93,947 Sunstone Hotel Investors Inc 5.700% N/R 1,763,385
Total Hotel & Resort REITs 12,823,511
Independent Power and Renewable Electricity Producers - 0.4%
88,604 Brookfield BRP Holdings Canada Inc 4.625% BBB- 1,380,451
163,325 Brookfield Renewable Partners LP 5.250% BBB- 3,261,600
Total Independent Power and Renewable Electricity Producers 4,642,051
Industrial REITs - 0.5%
51,087 Rexford Industrial Realty Inc 5.875% BBB- 1,166,827
193,080 Rexford Industrial Realty Inc 5.625% BBB- 4,214,937
Total Industrial REITs 5,381,764
Multi-Utilities - 2.6%
55,433 BIP Bermuda Holdings I Ltd 5.125% BBB- 964,534
28,908 Brookfield Infrastructure Finance ULC 5.000% BBB- 535,954
146,802 Brookfield Infrastructure Partners LP 5.125% BBB- 2,792,174
44,435 Brookfield Infrastructure Partners LP (3) 5.000% BBB- 830,934
75,793 CMS Energy Corp 5.875% BBB- 1,816,758
143,551 CMS Energy Corp 4.200% BBB- 2,602,580
104,797 CMS Energy Corp 5.875% BBB- 2,551,807
62,579 CMS Energy Corp (3) 5.625% BBB- 1,514,412
99,291 DTE Energy Co 5.250% BBB- 2,363,126
149,398 DTE Energy Co 4.375% BBB- 3,162,756
156,513 DTE Energy Co 4.375% BBB- 3,386,941
88,846 NiSource Inc 6.500% BBB- 2,238,031
246,540 Sempra Energy 5.750% BBB- 5,941,614
Total Multi-Utilities 30,701,621
Office REITs - 0.1%
73,060 Vornado Realty Trust 5.250% Ba1 1,086,402
20,545 Vornado Realty Trust 5.250% Ba1 307,764
Total Office REITs 1,394,166
Oil, Gas & Consumable Fuels - 0.1%
25,131 NuStar Energy LP 11.176% B2 613,196
Total Oil, Gas & Consumable Fuels 613,196
Real Estate Management & Development - 0.2%
56,859 Brookfield Property Partners LP 6.500% BB 847,199
79,915 Brookfield Property Partners LP 5.750% BB 1,098,831
23,432 Brookfield Property Partners LP 6.375% BB 318,910
Total Real Estate Management & Development 2,264,940

Shares   Description (1) Coupon Ratings (2) Value
Residential REITs - 1.1%
86,590 American Homes 4 Rent 6.250% Baa3 $ 2,163,884
172,373 American Homes 4 Rent 5.875% BB+ 4,164,532
212,234 Centerspace 6.625% N/R 5,220,956
4,926 Mid-America Apartment Communities Inc 8.500% BBB 270,930
40,164 UMH Properties Inc 6.375% N/R 881,198
Total Residential REITs 12,701,500
Retail REITs - 2.6%
314,322 Agree Realty Corp 4.250% Baa2 5,840,103
152,338 Federal Realty Investment Trust 5.000% Baa2 3,273,744
164,693 Kimco Realty Corp 5.125% Baa2 3,870,286
212,088 Kimco Realty Corp 5.250% Baa2 5,189,793
42,789 Saul Centers Inc 6.125% N/R 939,646
61,577 Saul Centers Inc 6.000% N/R 1,326,984
150,480 SITE Centers Corp 6.375% BB+ 3,616,034
69,214 Spirit Realty Capital Inc 6.000% Baa3 1,545,549
111,401 Urstadt Biddle Properties Inc 6.250% N/R 2,615,851
83,262 Urstadt Biddle Properties Inc 5.875% N/R 1,860,906
Total Retail REITs 30,078,896
Specialized REITs - 3.1%
147,335 Digital Realty Trust Inc 5.200% Baa3 3,176,543
127,706 Digital Realty Trust Inc 5.250% Baa3 2,716,307
118,977 Digital Realty Trust Inc 5.850% Baa3 2,780,492
118,123 National Storage Affiliates Trust 6.000% N/R 2,755,809
77,114 Public Storage 4.750% A3 1,706,533
116,942 Public Storage 4.875% A3 2,739,951
106,879 Public Storage 4.000% A3 2,025,357
120,369 Public Storage 4.000% A3 2,338,770
53,762 Public Storage 5.150% A3 1,332,760
94,547 Public Storage 4.625% A3 2,082,870
99,081 Public Storage 4.100% A3 1,926,135
72,821 Public Storage 3.950% A3 1,342,091
73,687 Public Storage 4.125% A3 1,466,371
65,320 Public Storage 5.050% A3 1,618,630
67,896 Public Storage 4.700% A3 1,528,339
48,950 Public Storage 5.600% A3 1,260,952
85,851 Public Storage 3.900% A3 1,628,593
88,122 Public Storage 3.875% A3 1,646,119
Total Specialized REITs 36,072,622
Total $25 Par (or similar) Retail Preferred
(cost $178,724,959) 165,133,522
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X – $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 10 .1%
X 118,969,445
Electric Utilities - 2.9%
$ 3,315 American Electric Power Co Inc 3.875% 2/15/62 BBB $ 2,632,872
1,800 ComEd Financing III 6.350% 3/15/33 Baa2 1,780,435
5,340 Duke Energy Corp 4.875% N/A (5) BBB- 5,128,536
1,875 Edison International 5.375% N/A (5) BB+ 1,638,562
2,980 Edison International 5.000% N/A (5) BB+ 2,574,422
2,000 GBP Electricite de France SA , Reg S 5.875% N/A (5) BBB- 2,087,503
4,530 Emera Inc 6.750% 6/15/76 BB+ 4,380,419
3,925 Enel SpA, 144A 8.750% 9/24/73 BBB- 3,903,263
5,450 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 BBB 5,041,102
1,785 NextEra Energy Capital Holdings Inc 3.800% 3/15/82 BBB 1,498,559
335 PPL Capital Funding Inc 8.203% 3/30/67 BBB 295,638

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Electric Utilities (continued)
$ 1,002 Southern California Edison Co (3-Month LIBOR reference rate + 4.199% spread) (6)
4.516% N/A (5) Baa3 $ 996,339
2,725 Southern Co/The 4.000% 1/15/51 BBB- 2,520,135
Total Electric Utilities 34,477,785
Financial Services - 0.2%
1,995 National Rural Utilities Cooperative Finance Corp 7.125% 9/15/53 A3 1,998,721
560 National Rural Utilities Cooperative Finance Corp 5.250% 4/20/46 A3 523,600
Total Financial Services 2,522,321
Ground Transportation - 0.2%
2,140 BNSF Funding Trust I 6.613% 12/15/55 A 2,064,863
Total Ground Transportation 2,064,863
Independent Power and Renewable Electricity Producers - 0.2%
1,695 GBP SSE PLC , Reg S 3.740% N/A (5) BBB- 1,939,996
993 Vistra Corp, 144A 8.000% N/A (5) Ba3 928,444
Total Independent Power and Renewable Electricity Producers 2,868,440
Marine Transportation - 0.2%
1,995 Royal Capital BV , Reg S 4.875% N/A (5) N/R 1,960,087
Total Marine Transportation 1,960,087
Multi-Utilities - 2.3%
6,860 CenterPoint Energy Inc 6.125% N/A (5) BBB- 6,620,323
3,755 CMS Energy Corp 4.750% 6/01/50 BBB- 3,228,286
2,115 CMS Energy Corp 3.750% 12/01/50 BBB- 1,632,357
3,150 Dominion Energy Inc (3) 4.650% N/A (5) BBB- 2,832,165
2,895 Dominion Energy Inc 5.750% 10/01/54 BBB- 2,769,681
3,395 Dominion Energy Inc 4.350% N/A (5) BBB- 2,852,213
3,495 Sempra Energy 4.125% 4/01/52 BBB- 2,824,688
4,770 Sempra Energy 4.875% N/A (5) BBB- 4,436,426
Total Multi-Utilities 27,196,139
Oil, Gas & Consumable Fuels - 4.1%
2,965 Enbridge Inc 5.750% 7/15/80 BBB- 2,677,778
3,292 Enbridge Inc 6.250% 3/01/78 BBB- 3,029,082
3,370 Enbridge Inc 7.625% 1/15/83 BBB- 3,386,415
6,949 Enbridge Inc 5.500% 7/15/77 BBB- 6,185,308
6,032 Enbridge Inc 6.000% 1/15/77 BBB- 5,595,215
2,553 Energy Transfer LP (3-Month LIBOR reference rate +
3.018% spread) (6)
8.317% 11/01/66 Ba1 1,959,435
1,285 Energy Transfer LP 6.500% N/A (5) BB 1,167,191
4,425 Enterprise Products Operating LLC 5.375% 2/15/78 BBB 3,660,669
6,281 Enterprise Products Operating LLC 5.250% 8/16/77 BBB 5,492,470
1,689 CAD Inter Pipeline Ltd/AB 6.625% 11/19/79 BB 1,159,000
2,385 CAD Keyera Corp 5.950% 3/10/81 BB 1,549,426
770 Plains All American Pipeline LP (3-Month LIBOR
reference rate + 4.110% spread) (6)
9.431% N/A (5) BB 685,399
3,960 Transcanada Trust 5.875% 8/15/76 BBB- 3,735,270
2,460 Transcanada Trust 5.600% 3/07/82 BBB- 2,073,018
2,565 Transcanada Trust 5.500% 9/15/79 BBB- 2,200,129
2,887 Transcanada Trust 5.625% 5/20/75 BBB- 2,756,363
640 Transcanada Trust 5.300% 3/15/77 BBB- 567,642
Total Oil, Gas & Consumable Fuels 47,879,810
Total $1,000 Par (or similar) Institutional Preferred
(cost $128,228,244) 118,969,445

Shares Description (1) Coupon Ratings (2) Value
X – CONVERTIBLE PREFERRED SECURITIES - 2 .6%
X 31,054,311
Electric Utilities - 1.5%
95,365 American Electric Power Co Inc 6.125% BBB $ 4,737,733
119,692 NextEra Energy Inc 6.926% BBB 5,420,851
61,682 NextEra Energy Inc 6.219% BBB 3,024,268
30,251 PG&E Corp 5.500% N/R 4,522,827
Total Electric Utilities 17,705,679
Gas Utilities - 0.3%
63,522 Spire Inc 7.500% N/R 3,007,131
Total Gas Utilities 3,007,131
Independent Power and Renewable Electricity Producers - 0.2%
36,582 AES Corp/The 6.875% BB 2,985,823
Total Independent Power and Renewable Electricity Producers 2,985,823
Industrial REITs - 0.1%
18,460 LXP Industrial Trust 6.500% N/R 916,170
Total Industrial REITs 916,170
Multi-Utilities - 0.4%
19,750 Algonquin Power & Utilities Corp 7.750% N/R 582,625
39,118 NiSource Inc 7.750% BBB- 3,980,257
Total Multi-Utilities 4,562,882
Office REITs - 0.0%
18,021 Equity Commonwealth 6.500% N/R 457,733
Total Office REITs 457,733
Retail REITs - 0.1%
28,957 RPT Realty 7.250% BB 1,418,893
Total Retail REITs 1,418,893
Total Convertible Preferred Securities
(cost $31,158,367) 31,054,311
Shares Description (1) Value
– INVESTMENT COMPANIES - 0 .4%
X 4,313,993
512,664 Digital 9 Infrastructure PLC/Fund $ 399,058
583,829 JLEN Environmental Assets Group Ltd Foresight Group
Holdings
786,367
707,705 Renewables Infrastructure Group Ltd/The 1,032,646
1,410,255 Sequoia Economic Infrastructure Income Fund Ltd 1,377,608
638,377 Starwood European Real Estate Finance Ltd 718,314
Total Investment Companies
(cost $5,085,095) 4,313,993
Principal
Amount (000) Description (1) Coupon (7)
Reference
Rate (7) Spread (7) Maturity (8) Ratings (2) Value
– VARIABLE RATE SENIOR LOAN INTERESTS - 0 .2% (7)
X 1,779,365
Electric Utilities - 0.2%
$ 1,788 ExGen Renewables IV, LLC,
Term Loan
8.025% SOFR90A 2.500% 12/15/27 BB- $ 1,779,365
Total Electric Utilities 1,779,365
Total Variable Rate Senior Loan Interests
(cost $1,781,753) 1,779,365

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X – ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.1%
X 1,564,454
$ 200 COMM 2014-UBS3 Mortgage Trust, 2014 UBS3, 144A 4.767% 6/10/47 N/R $ 136,791
150 GS Mortgage Securities Corp II, 2018 GS10, 144A 5.067% 3/10/33 B- 123,654
1,300 Natixis Commercial Mortgage Securities Trust 2019-
MILE, (TSFR1M reference rate + 4.329% spread), 2019
MILE, 144A(6)
9.476% 7/15/36 N/R 955,820
400 Natixis Commercial Mortgage Securities Trust 2019-
MILE, (TSFR1M reference rate + 2.829% spread), 2019
MILE, 144A(6)
7.976% 7/15/36 N/R 348,189
Total Asset-Backed and Mortgage-Backed Securities
(cost $2,033,939) 1,564,454
Shares Description (1)
Expiration
Date Value
X – COMMON STOCK RIGHTS - 0 .0%
X 114
Diversified REITs - 0.0%
170,519 Abacus Property Group (4) 7/29/23 $ 114
Total Diversified REITs 114
Total Common Stock Rights
(cost $–) 114
Total Long-Term Investments
(cost $1,156,475,683) 1,123,994,374
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.9%
– MONEY MARKET FUNDS - 1 .9%
X 22,502,936
22,502,936 State Street Navigator Securities Lending Government
Money Market Portfolio (9)
5.110%(10) $ 22,502,936
Total Money Market Funds
(cost $22,502,936) $ 22,502,936
Total Investments Purchased with Collateral from Securities Lending
(cost $22,502,936) 22,502,936
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.1%
– REPURCHASE AGREEMENTS - 3 .1%
X 36,828,752
$ 2,689 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$2,689,093, collateralized by $3,133,900, U.S. Treasury
Notes, 1.500%, due 11/30/28, value $2,742,588
1.520% 7/03/23 $ 2,688,752
34,140 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$34,154,253, collateralized by $21,129,900,
U.S. Treasury Notes, 3.625%, due 3/31/30, value
$20,839,143; $14,183,200, U.S. When-Issued Treasury
Notes, 3.750%, due 6/30/30, value $13,983,749
5.010% 7/03/23 34,140,000
Total Repurchase Agreements
(cost $36,828,752) 36,828,752
Total Short-Term Investments
(cost $36,828,752) 36,828,752
Total Investments
(cost $ 1,215,807,371 ) - 100 .7% 1,183,326,062
Other Assets & Liabilities, Net -   (0.7)%(11) (8,653,819)
Net Assets - 100% $ 1,174,672,243

Investments in Derivatives
Principal denominated in U.S. Dollars, unless otherwise noted.
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (72) 9/23 $ (8,237,588) $ (8,083,125) $ 154,463
U.S. Treasury Ultra 10-Year Note (239) 9/23 (28,667,773) (28,306,563) 361,210
U.S. Treasury Ultra Bond (75) 9/23 (10,132,489) (10,216,406) (83,917)
Total $(47,037,850) $(46,606,094) $431,756
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $22,057,381.
(4) For fair value measurement disclosure purposes, investment classified as Level 3.
(5) Perpetual security. Maturity date is not applicable.
(6) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(8) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(9) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(10) The rate shown is the one-day yield as of the end of the reporting period.
(11) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the
Statement of Assets and Liabilities, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
See Notes to Financial Statements

Nuveen Real Estate Securities Fund
Portfolio of Investments June 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 96.5%
X – REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 96 .3%
X 983,833,179
Data Center REITs - 8.3%
193,581 Digital Realty Trust Inc   $ 22,043,068
79,534 Equinix Inc   62,349,884
Total Data Center REITs 84,392,952
Diversified REITs - 1.3%
174,076 American Assets Trust Inc   3,342,259
58,599 Armada Hoffler Properties Inc   684,436
408,681 Empire State Realty Trust Inc, Class A   3,061,021
193,460 Essential Properties Realty Trust Inc   4,554,049
26,261 WP Carey Inc   1,774,193
Total Diversified REITs 13,415,958
Health Care REITs - 11.0%
1,417,287 Healthpeak Properties Inc   28,487,469
405,538 Omega Healthcare Investors Inc   12,445,961
683,173 Ventas Inc   32,293,588
479,099 Welltower Inc   38,754,318
Total Health Care REITs 111,981,336
Hotel & Resort REITs - 2.8%
620,775 Apple Hospitality REIT Inc   9,379,910
160,821 Host Hotels & Resorts Inc   2,706,618
547,368 RLJ Lodging Trust   5,621,469
63,653 Ryman Hospitality Properties Inc   5,914,637
417,435 Xenia Hotels & Resorts Inc   5,138,625
Total Hotel & Resort REITs 28,761,259
Industrial REITs - 15.4%
773,572 Americold Realty Trust Inc   24,986,376
24,200 EastGroup Properties Inc   4,201,120
1,325,362 LXP Industrial Trust   12,922,279
802,356 Prologis Inc   98,392,916
319,821 Rexford Industrial Realty Inc   16,701,053
6,808 Terreno Realty Corp   409,161
Total Industrial REITs 157,612,905
Multi-Family Residential REITs - 12.0%
469,958 Apartment Income REIT Corp   16,960,784
90,961 AvalonBay Communities Inc   17,216,188
247,610 Camden Property Trust   26,957,301
480,038 Elme Communities   7,891,825
621,276 Equity Residential   40,985,578
46,259 Mid-America Apartment Communities Inc   7,024,892
137,538 UDR Inc   5,908,632
Total Multi-Family Residential REITs 122,945,200
Office REITs - 3.7%
176,713 Alexandria Real Estate Equities Inc   20,055,158
114,425 Boston Properties Inc   6,589,736
163,447 Corporate Office Properties Trust   3,881,866
225,232 Douglas Emmett Inc   2,831,166
98,230 Equity Commonwealth   1,990,140
98,293 Kilroy Realty Corp   2,957,637
Total Office REITs 38,305,703

Shares Description (1) Value
Other Specialized REITs - 6.2%
74,505 Four Corners Property Trust Inc   $ 1,892,427
407,477 Gaming and Leisure Properties Inc   19,746,335
1,321,837 VICI Properties Inc   41,545,337
Total Other Specialized REITs 63,184,099
Retail REITs - 15.7%
334,656 Agree Realty Corp   21,883,156
75,783 Brixmor Property Group Inc   1,667,226
52,423 Federal Realty Investment Trust   5,072,974
2,087,553 Kimco Realty Corp   41,166,545
345,343 NNN REIT Inc   14,777,227
356,652 Realty Income Corp   21,324,223
388,797 Regency Centers Corp   24,015,991
101,670 Simon Property Group Inc   11,740,851
1,413,304 SITE Centers Corp   18,683,879
Total Retail REITs 160,332,072
Self-Storage REITs - 8.6%
360,534 CubeSmart   16,101,449
24,124 Extra Space Storage Inc   3,590,857
49,771 Life Storage Inc   6,617,552
210,231 Public Storage   61,362,224
Total Self-Storage REITs 87,672,082
Single-Family Residential REITs - 2.2%
82,165 Equity LifeStyle Properties Inc   5,496,017
145,064 Invitation Homes Inc   4,990,201
92,434 Sun Communities Inc   12,058,940
Total Single-Family Residential REITs 22,545,158
Telecom Tower REITs - 9.1%
237,481 American Tower Corp   46,057,065
144,939 Crown Castle Inc   16,514,350
129,932 SBA Communications Corp   30,113,040
Total Telecom Tower REITs 92,684,455
Total Real Estate Investment Trust Common Stocks
(cost $736,377,296) 983,833,179

Nuveen Real Estate Securities Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Shares Description (1) Value
X – COMMON STOCKS - 0 .2%
X 1,843,792
Real Estate Management & Development - 0.2%
209,284 Tricon Residential Inc $ 1,843,792
Total Real Estate Management & Development 1,843,792
Total Common Stocks
(cost $1,808,099) 1,843,792
Total Long-Term Investments
(cost $738,185,395) 985,676,971
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.1%
– REPURCHASE AGREEMENTS - 3 .1%
X 31,601,485
$ 1,901 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$1,901,726, collateralized by $2,216,300, U.S. Treasury
Notes, 1.500%, due 11/30/28, value $1,939,563
1.520% 7/03/23 $ 1,901,485
29,700 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/23, repurchase price
$29,712,400, collateralized by $30,716,700,
U.S. Treasury Notes, 3.625%, due 3/31/30, value
$30,294,024
5.010% 7/03/23 29,700,000
Total Repurchase Agreements
(cost $31,601,485) 31,601,485
Total Short-Term Investments
(cost $31,601,485) 31,601,485
Total Investments
(cost $ 769,786,880 ) - 99 .6% 1,017,278,456
Other Assets & Liabilities, Net -   0.4% 4,549,155
Net Assets - 100% $ 1,021,827,611
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

June 30, 2023 (Unaudited)
Global
Infrastructure
Global Real
Estate Securities
Real Asset
Income
Real Estate
Securities
ASSETS
Long-term investments, at value
†‡
$ 467,626,829 $ 39,405,685 $ 1,123,994,374 $ 985,676,971
Investments purchased with collateral from securities lending, at value (cost approximates value) 2,904,248 – 22,502,936 –
Short-term investments, at value
◊
30,014,066 1,150,000 36,828,752 31,601,485
Cash 106,464 83,361 9,021 –
Cash denominated in foreign currencies
^
406,654 16,540 376,795 –
Cash collateral at broker for investments in futures contracts
(1)
– – 1,379,553 –
Receivables:
Dividends 1,223,169 177,595 3,947,911 4,432,174
Interest 4,013 160 6,974,039 4,214
Investments sold 4,056,123 134,242 4,461,530 5,687,345
Reclaims 201,042 18,736 805,276 33,119
Reimbursement from Adviser 162,645 14,857 341,165 405,492
Shares sold 207,003 912 849,500 1,778,462
Other assets 94,878 37,326 161,788 355,989
Total assets 507,007,134 41,039,414 1,202,632,640 1,029,975,251
LIABILITIES
Payables:
Collateral from securities lending 2,904,248 – 22,502,936 –
Dividends – 342,245 219,497 1,849,804
Capital gain taxes 74,969 – – –
Investments purchased - regular settlement 1,159,342 91,875 1,138,480 2,903,174
Shares redeemed 16,343,239 3,768 2,305,824 1,733,933
Variation margin on futures contracts – – 174,828 –
Accrued expenses:
Custodian fees 187,922 135,601 322,801 151,481
Management fees 336,013 15,815 701,308 669,228
Directors/Trustees fees 46,097 727 91,017 317,283
Professional fees 25,711 22,300 31,430 49,321
Shareholder reporting expenses 17,743 22,272 108,368 67,107
Shareholder servicing agent fees 87,476 830 258,540 373,955
12b-1 distribution and service fees 18,064 144 95,626 28,953
Other 4,479 1,370 9,742 3,401
Total liabilities 21,205,303 636,947 27,960,397 8,147,640
Net assets $ 485,801,831 $ 40,402,467 $ 1,174,672,243 $ 1,021,827,611
NET ASSETS CONSIST OF:
Paid-in capital $ 402,986,919 $ 43,367,426 $ 1,484,989,395 $ 801,498,300
Total distributable earnings (loss) 82,814,912 (2,964,959) (310,317,152) 220,329,311
Net assets 485,801,831 40,402,467 1,174,672,243 1,021,827,611
†
Long-term investments, cost $ 380,195,654 $ 37,425,325 $ 1,156,475,683 $ 738,185,395
◊
Short-term investments, cost $ 30,014,066 $ 1,150,000 $ 36,828,752 $ 31,601,485
‡ Includes securities loaned of $ 2,869,470 $ — $ 22,057,381 $ —
^
Cash denominated in foreign currencies, cost $ 406,539 $ 16,479 $ 376,222 $ —
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Global
Infrastructure
Global Real
Estate Securities
Real Asset
Income
Real Estate
Securities
CLASS A:
Net assets $ 49,327,137 $ 482,080 $ 156,456,332 $ 124,248,497
Shares outstanding 4,535,288 27,886 7,725,519 8,662,665
Net asset value ("NAV") per share $ 10.88 $ 17.29 $ 20.25 $ 14.34
Maximum sales charge 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 11.54 $ 18.34 $ 21.49 $ 15.21
CLASS C:
Net assets $ 9,781,783 $ 51,051 $ 75,896,486 $ 4,585,051
Shares outstanding 918,313 2,954 3,745,700 334,411
NAV and offering price per share $ 10.65 $ 17.28 $ 20.26 $ 13.71
CLASS R6:
Net assets $ 70,157,418 $ 37,562,200 $ 166,650,980 $ 315,152,416
Shares outstanding 6,452,519 2,173,061 8,177,678 21,100,776
NAV and offering price per share $ 10.87 $ 17.29 $ 20.38 $ 14.94
CLASS I:
Net assets $ 356,535,493 $ 2,307,136 $ 775,668,445 $ 577,841,647
Shares outstanding 32,884,733 133,536 38,300,565 39,325,518
NAV and offering price per share $ 10.84 $ 17.28 $ 20.25 $ 14.69
Authorized shares - per class 2 billion Unlimited 2 billion 2 billion
Par value per share $ 0.0001 $ 0.01 $ 0.0001 $ 0.0001

Statement of Operations
See Notes to Financial Statements

Six Months Ended June 30, 2023 (Unaudited)
Global
Infrastructure
Global Real Estate
Securities Real Asset Income
Real Estate
Securities
INVESTMENT INCOME
Dividends $ 9,727,011 $ 800,001 $ 24,504,309 $ 17,776,884
Interest 155,150 10,758 12,822,976 279,283
Securities lending income, net 8,490 38 151,653 —
Other income 316,293 29,928 676,426 809,121
Tax withheld (715,944) (39,420) (1,209,945) (6,996)
Total investment income 9,491,000 801,305 36,945,419 18,858,292
EXPENSES
– – – –
Management fees 2,326,536 183,798 4,374,308 4,584,037
12b-1 service fees - Class A 61,195 669 197,957 159,157
12b-1 distribution and service fees - Class C 50,272 252 421,371 26,890
Shareholder servicing agent fees 141,621 1,909 543,544 440,019
Interest expense 1,241 76 2,870 2,046
Directors/Trustees fees 9,581 767 22,702 19,741
Custodian expenses 88,204 37,775 143,810 65,676
Federal and state registration fees 38,858 37,005 48,654 43,391
Professional fees 55,524 37,608 75,823 90,018
Shareholder reporting expenses 26,574 18,229 226,269 86,083
Other 10,982 5,970 11,728 11,904
Total expenses before fee waiver/expense reimbursement 2,810,588 324,058 6,069,036 5,528,962
Fee waiver/expense reimbursement (224,226) (126,337) (70,701) (419,134)
Net expenses 2,586,362 197,721 5,998,335 5,109,828
Net investment income (loss) 6,904,638 603,584 30,947,084 13,748,464
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments and foreign currency* 9,864,511 (1,061,572) (35,455,855) 18,504,959
Futures contracts — — 79,010 —
Net realized gain (loss) 9,864,511 (1,061,572) (35,376,845) 18,504,959
Change in unrealized appreciation (depreciation) on:
Investments and foreign currency** 11,451,904 1,529,940 39,222,598 12,841,070
Futures contracts — — 152,288 —
Change in net unrealized appreciation (depreciation) 11,451,904 1,529,940 39,374,886 12,841,070
Net realized and unrealized gain (loss) 21,316,415 468,368 3,998,041 31,346,029
Net increase (decrease) in net assets from operations $ 28,221,053 $ 1,071,952 $ 34,945,125 $ 45,094,493
*
Net of foreign capital gains tax
$ (3,764) $ — $ — $ —
**
Net of change in foreign capital gains tax
$ (20,232) $ — $ — $ —

Statement of Changes in Net Assets
See Notes to Financial Statements

Global Infrastructure Global Real Estate Securities
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
OPERATIONS
Net investment income (loss) $ 6,904,638 $ 7,993,684 $ 603,584 $ 909,437
Net realized gain (loss) 9,864,511 6,599,616 (1,061,572) (2,330,271)
Change in net unrealized appreciation (depreciation) 11,451,904 (55,254,082) 1,529,940 (13,976,226)
Net increase (decrease) in net assets from operations 28,221,053 (40,660,782) 1,071,952 (15,397,060)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A — (2,836,621) (7,144) (18,609)
Class C — (557,634) (539) (1,733)
Class R6 — (4,822,019) (608,183) (1,841,864)
Class I — (23,601,452) (32,977) (81,795)
Return of Capital:
Class A — — — (2,406)
Class C — — — (329)
Class R6 — — — (328,590)
Class I — — — (13,330)
Decrease in net assets from distributions to shareholders — (31,817,726) (648,843) (2,288,656)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 35,827,054 140,015,164 810,673 21,088,272
Proceeds from shares issued to shareholders due to reinvestment of distributions — 22,768,154 49,685 152,307
35,827,054 162,783,318 860,358 21,240,579
Cost of shares redeemed (84,267,250) (257,144,025) (377,061) (40,041,645)
Net increase (decrease) in net assets from Fund share transactions (48,440,196) (94,360,707) 483,297 (18,801,066)
Net increase (decrease) in net assets (20,219,143) (166,839,215) 906,406 (36,486,782)
Net assets at the beginning of period 506,020,974 672,860,189 39,496,061 75,982,843
Net assets at the end of period $ 485,801,831 $ 506,020,974 $ 40,402,467 $ 39,496,061

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

Real Asset Income Real Estate Securities
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
Unaudited
Six Months Ended
6/30/23
Year Ended
12/31/22
OPERATIONS
Net investment income (loss) $ 30,947,084 $ 59,892,131 $ 13,748,464 $ 23,015,114
Net realized gain (loss) (35,376,845) (30,970,438) 18,504,959 138,032,500
Change in net unrealized appreciation (depreciation) 39,374,886 (207,313,117) 12,841,070 (626,710,873)
Net increase (decrease) in net assets from operations 34,945,125 (178,391,424) 45,094,493 (465,663,259)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (3,901,592) (7,399,982) (1,791,813) (24,430,891)
Class C (1,752,186) (3,832,003) (51,069) (1,201,614)
Class R6 (4,309,452) (8,886,496) (5,113,078) (57,910,284)
Class I (20,499,904) (39,732,630) (9,155,164) (120,957,743)
Return of Capital:
Class A — (1,110,633) — —
Class C — (707,162) — —
Class R6 — (1,234,763) — —
Class I — (5,620,661) — —
Decrease in net assets from distributions to shareholders (30,463,134) (68,524,330) (16,111,124) (204,500,532)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 102,123,986 318,192,012 112,440,587 291,469,050
Proceeds from shares issued to shareholders due to reinvestment of distributions 29,051,885 64,848,302 12,775,704 163,101,644
131,175,871 383,040,314 125,216,291 454,570,694
Cost of shares redeemed (166,544,658) (487,282,523) (183,411,227) (985,960,191)
Net increase (decrease) in net assets from Fund share transactions (35,368,787) (104,242,209) (58,194,936) (531,389,497)
Net increase (decrease) in net assets (30,886,796) (351,157,963) (29,211,567) (1,201,553,288)
Net assets at the beginning of period 1,205,559,039 1,556,717,002 1,051,039,178 2,252,592,466
Net assets at the end of period $ 1,174,672,243 $ 1,205,559,039 $ 1,021,827,611 $ 1,051,039,178

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Global Infrastructure
Class
A
6/30/23(e)
$ 10.31 $ 0.13 $ 0.44 $ 0.57 $ — $ — $ — $ — $ 10.88
12/31/22
11.69 0.13 (0.88) (0.75) (0.25) (0.38) — (0.63) 10.31
12/31/21
10.97 0.19 1.37 1.56 (0.20) (0.64) — (0.84) 11.69
12/31/20
11.45 0.13 (0.46) (0.33) (0.11) (0.04) — (0.15) 10.97
12/31/19
9.48 0.22 2.56 2.78 (0.20) (0.61) — (0.81) 11.45
12/31/18
10.93 0.20 (1.05) (0.85) (0.22) (0.36) (0.02) (0.60) 9.48
Class
C
6/30/23(e)
10.13 0.09 0.43 0.52 — — — — 10.65
12/31/22
11.50 0.04 (0.87) (0.83) (0.16) (0.38) — (0.54) 10.13
12/31/21
10.87 0.10 1.35 1.45 (0.18) (0.64) — (0.82) 11.50
12/31/20
11.35 0.05 (0.46) (0.41) (0.03) (0.04) — (0.07) 10.87
12/31/19
9.41 0.14 2.52 2.66 (0.11) (0.61) — (0.72) 11.35
12/31/18
10.85 0.12 (1.04) (0.92) (0.14) (0.36) (0.02) (0.52) 9.41
Class
R6
6/30/23(e)
10.29 0.15 0.43 0.58 — — — — 10.87
12/31/22
11.68 0.16 (0.89) (0.73) (0.28) (0.38) — (0.66) 10.29
12/31/21
10.96 0.23 1.37 1.60 (0.24) (0.64) — (0.88) 11.68
12/31/20
11.42 0.16 (0.44) (0.28) (0.14) (0.04) — (0.18) 10.96
12/31/19
9.47 0.26 2.54 2.80 (0.24) (0.61) — (0.85) 11.42
12/31/18
10.91 0.22 (1.03) (0.81) (0.25) (0.36) (0.02) (0.63) 9.47
Class
I
6/30/23(e)
10.26 0.14 0.44 0.58 — — — — 10.84
12/31/22
11.65 0.16 (0.90) (0.74) (0.27) (0.38) — (0.65) 10.26
12/31/21
10.93 0.22 1.37 1.59 (0.23) (0.64) — (0.87) 11.65
12/31/20
11.40 0.15 (0.44) (0.29) (0.14) (0.04) — (0.18) 10.93
12/31/19
9.44 0.25 2.54 2.79 (0.22) (0.61) — (0.83) 11.40
12/31/18
10.89 0.22 (1.04) (0.82) (0.25) (0.36) (0.02) (0.63) 9.44
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to the Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
5 .53% $ 49,327 1 .31% (f) 1 .22% (f) 2 .47% (f) 49%
( 6 .28 ) 47,824 1 .34 1 .22 1 .18 121
14 .44 52,495 1 .32 1 .21 1 .66 128
( 2 .76 ) 44,235 1 .35 1 .22 1 .24 181
29 .27 57,379 1 .36 1 .22 1 .99 144
( 7 .88 ) 55,856 1 .35 1 .22 1 .87 174
5 .13 9,782 2 .06 (f) 1 .97 (f) 1 .69 (f) 49
( 7 .04 ) 10,463 2 .09 1 .97 0 .40 121
13 .58 14,905 2 .07 1 .96 0 .89 128
( 3 .56 ) 18,465 2 .10 1 .97 0 .49 181
28 .37 24,640 2 .11 1 .97 1 .26 144
( 8 .60 ) 24,556 2 .11 1 .97 1 .13 174
5 .64 70,157 1 .00 (f) 0 .91 (f) 2 .76 (f) 49
( 6 .06 ) 76,161 1 .02 0 .90 1 .45 121
14 .84 133,575 0 .99 0 .88 2 .00 128
( 2 .39 ) 107,342 1 .01 0 .88 1 .57 181
29 .70 60,187 1 .03 0 .89 2 .26 144
( 7 .56 ) 11,520 1 .02 0 .89 2 .06 174
5 .65 356,535 1 .06 (f) 0 .97 (f) 2 .72 (f) 49
( 6 .15 ) 371,573 1 .09 0 .97 1 .40 121
14 .78 471,885 1 .07 0 .96 1 .89 128
( 2 .55 ) 439,399 1 .10 0 .97 1 .50 181
29 .69 477,180 1 .11 0 .97 2 .24 144
( 7 .67 ) 345,782 1 .10 0 .97 2 .11 174

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Global Real Estate Securities
Class
A
6/30/23(e)
$ 17.10 $ 0.23 $ 0.21 $ 0.44 $ (0.25) $ — $ — $ (0.25) $ 17.29
12/31/22
24.08 0.37 (6.42) (6.05) (0.47) (0.32) (0.14) (0.93) 17.10
12/31/21
21.25 0.54 5.32 5.86 (1.08) (1.95) — (3.03) 24.08
12/31/20
22.22 0.30 (0.64) (0.34) (0.45) (0.18) — (0.63) 21.25
12/31/19
19.07 0.36 4.84 5.20 (1.33) (0.72) — (2.05) 22.22
12/31/18(g)
20.00 0.32 (0.54) (0.22) (0.53) (0.18) — (0.71) 19.07
Class
C
6/30/23(e)
17.09 0.17 0.20 0.37 (0.18) — — (0.18) 17.28
12/31/22
24.06 0.21 (6.40) (6.19) (0.32) (0.32) (0.14) (0.78) 17.09
12/31/21
21.25 0.35 5.31 5.66 (0.90) (1.95) — (2.85) 24.06
12/31/20
22.21 0.14 (0.62) (0.48) (0.30) (0.18) — (0.48) 21.25
12/31/19
19.06 0.19 4.84 5.03 (1.16) (0.72) — (1.88) 22.21
12/31/18(g)
20.00 0.20 (0.55) (0.35) (0.41) (0.18) — (0.59) 19.06
Class
R6
6/30/23(e)
17.10 0.26 0.21 0.47 (0.28) — — (0.28) 17.29
12/31/22
24.09 0.37 (6.36) (5.99) (0.54) (0.32) (0.14) (1.00) 17.10
12/31/21
21.27 0.56 5.38 5.94 (1.17) (1.95) — (3.12) 24.09
12/31/20
22.23 0.37 (0.63) (0.26) (0.52) (0.18) — (0.70) 21.27
12/31/19
19.07 0.43 4.85 5.28 (1.40) (0.72) — (2.12) 22.23
12/31/18(g)
20.00 0.37 (0.55) (0.18) (0.57) (0.18) — (0.75) 19.07
Class
I
6/30/23(e)
17.09 0.26 0.20 0.46 (0.27) — — (0.27) 17.28
12/31/22
24.07 0.39 (6.39) (6.00) (0.52) (0.32) (0.14) (0.98) 17.09
12/31/21
21.25 0.59 5.32 5.91 (1.14) (1.95) — (3.09) 24.07
12/31/20
22.22 0.34 (0.63) (0.29) (0.50) (0.18) — (0.68) 21.25
12/31/19
19.07 0.47 4.79 5.26 (1.39) (0.72) — (2.11) 22.22
12/31/18(g)
20.00 0.36 (0.54) (0.18) (0.57) (0.18) — (0.75) 19.07
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to the Financial Statements.
(e)
Unaudited.
(f)
Annualized.
(g)
For the period March 20, 2018 (commencement of operations) through December 31, 2018.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
2.57% $ 482 1.92% (f) 1.30% (f) 2.64% (f) 42%
(25.09) 482 2.14 1.30 1.90 102
28.21 254 1.89 1.29 2.19 130
(1.32) 37 2.45 1.30 1.48 159
27.55 35 3.21 1.30 1.60 198
(1.21) 24 2.65 (f) 1.30 (f) 2.02 (f) 161
2.18 51 2.67 (f) 2.05 (f) 1.96 (f) 42
(25.66) 47 2.89 2.05 1.07 102
27.16 53 2.64 2.04 1.44 130
(2.04) 27 3.20 2.05 0.71 159
26.56 33 3.96 2.05 0.86 198
(1.77) 24 3.41 (f) 2.05 (f) 1.27 (f) 161
2.75 37,562 1.59 (f) 0.97 (f) 2.99 (f) 42
(24.84) 37,200 1.79 0.95 1.86 102
28.57 73,585 1.54 0.94 2.33 130
(0.95) 58,480 2.15 1.00 1.87 159
27.91 27,709 2.88 0.97 1.93 198
(0.97) 23,770 2.38 (f) 1.02 (f) 2.30 (f) 161
2.70 2,307 1.67 (f) 1.05 (f) 3.04 (f) 42
(24.90) 1,767 1.89 1.05 1.94 102
28.48 2,091 1.64 1.04 2.45 130
(1.02) 188 2.20 1.05 1.71 159
27.80 190 2.96 1.05 2.06 198
(1.03) 26 2.42 (f) 1.05 (f) 2.24 (f) 161

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Real Asset Income
Class
A
6/30/23(e)
$ 20.18 $ 0.51 $ 0.06 $ 0.57 $ (0.50) $ — $ — $ (0.50) $ 20.25
12/31/22
24.07 0.91 (3.75) (2.84) (0.91) — (0.14) (1.05) 20.18
12/31/21
22.75 1.05 1.54 2.59 (1.27) — — (1.27) 24.07
12/31/20
24.76 0.90 (1.91) (1.01) (1.00) — — (1.00) 22.75
12/31/19
21.46 0.99 3.73 4.72 (1.38) — (0.04) (1.42) 24.76
12/31/18
24.14 1.12 (2.61) (1.49) (1.07) — (0.12) (1.19) 21.46
Class
C
6/30/23(e)
20.19 0.42 0.07 0.49 (0.42) — — (0.42) 20.26
12/31/22
24.07 0.74 (3.74) (3.00) (0.74) — (0.14) (0.88) 20.19
12/31/21
22.76 0.86 1.55 2.41 (1.10) — — (1.10) 24.07
12/31/20
24.77 0.73 (1.90) (1.17) (0.84) — — (0.84) 22.76
12/31/19
21.47 0.81 3.74 4.55 (1.21) — (0.04) (1.25) 24.77
12/31/18
24.15 0.95 (2.62) (1.67) (0.89) — (0.12) (1.01) 21.47
Class
R6
6/30/23(e)
20.30 0.55 0.07 0.62 (0.54) — — (0.54) 20.38
12/31/22
24.21 0.98 (3.77) (2.79) (0.98) — (0.14) (1.12) 20.30
12/31/21
22.87 1.13 1.56 2.69 (1.35) — — (1.35) 24.21
12/31/20
24.89 1.00 (1.95) (0.95) (1.07) — — (1.07) 22.87
12/31/19
21.56 1.10 3.73 4.83 (1.46) — (0.04) (1.50) 24.89
12/31/18
24.24 1.20 (2.63) (1.43) (1.13) — (0.12) (1.25) 21.56
Class
I
6/30/23(e)
20.18 0.53 0.06 0.59 (0.52) — — (0.52) 20.25
12/31/22
24.07 0.97 (3.76) (2.79) (0.96) — (0.14) (1.10) 20.18
12/31/21
22.75 1.10 1.55 2.65 (1.33) — — (1.33) 24.07
12/31/20
24.76 0.94 (1.90) (0.96) (1.05) — — (1.05) 22.75
12/31/19
21.46 1.05 3.73 4.78 (1.44) — (0.04) (1.48) 24.76
12/31/18
24.14 1.18 (2.61) (1.43) (1.13) — (0.12) (1.25) 21.46
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to the Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
2 .82% $ 156,456 1 .17% (f) 1 .16% (f) 5 .01% (f) 35%
( 12 .00 ) 154,979 1 .17 1 .16 4 .18 73
11 .60 192,591 1 .14 1 .14 4 .42 73
( 3 .71 ) 173,139 1 .16 1 .16 4 .17 104
22 .39 220,665 1 .14 1 .14 4 .16 85
( 6 .38 ) 178,651 1 .14 1 .14 4 .85 94
2 .43 75,896 1 .92 (f) 1 .91 (f) 4 .17 (f) 35
( 12 .64 ) 91,024 1 .92 1 .91 3 .40 73
10 .75 134,834 1 .89 1 .89 3 .62 73
( 4 .43 ) 156,391 1 .91 1 .91 3 .41 104
21 .50 217,976 1 .89 1 .89 3 .41 85
( 7 .09 ) 186,043 1 .89 1 .89 4 .11 94
3 .03 166,651 0 .82 (f) 0 .81 (f) 5 .37 (f) 35
( 11 .72 ) 161,185 0 .82 0 .81 4 .45 73
11 .99 252,907 0 .80 0 .80 4 .75 73
( 3 .40 ) 223,948 0 .82 0 .81 4 .63 104
22 .82 80,903 0 .80 0 .80 4 .59 85
( 6 .08 ) 27,654 0 .81 0 .81 5 .19 94
2 .94 775,668 0 .92 (f) 0 .91 (f) 5 .24 (f) 35
( 11 .77 ) 798,370 0 .92 0 .91 4 .43 73
11 .88 976,385 0 .89 0 .89 4 .64 73
( 3 .47 ) 1,055,383 0 .91 0 .91 4 .37 104
22 .69 1,725,703 0 .89 0 .89 4 .42 85
( 6 .13 ) 1,312,280 0 .89 0 .89 5 .11 94

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Real Estate Securities
Class
A
6/30/23(e)
$ 13.95 $ 0.17 $ 0.42 $ 0.59 $ (0.20) $ — $ (0.20) $ 14.34
12/31/22
22.36 0.25 (5.82) (5.57) (0.74) (2.10) (2.84) 13.95
12/31/21
18.40 0.23 7.12 7.35 (0.33) (3.06) (3.39) 22.36
12/31/20
20.22 0.21 (1.54) (1.33) (0.14) (0.35) (0.49) 18.40
12/31/19
18.03 0.33 4.16 4.49 (0.33) (1.97) (2.30) 20.22
12/31/18
20.23 0.31 (1.43) (1.12) (0.34) (0.74) (1.08) 18.03
Class
C
6/30/23(e)
13.33 0.10 0.42 0.52 (0.14) — (0.14) 13.71
12/31/22
21.51 0.09 (5.58) (5.49) (0.59) (2.10) (2.69) 13.33
12/31/21
17.80 0.03 6.90 6.93 (0.16) (3.06) (3.22) 21.51
12/31/20
19.55 0.06 (1.46) (1.40) — (0.35) (0.35) 17.80
12/31/19
17.49 0.16 4.03 4.19 (0.16) (1.97) (2.13) 19.55
12/31/18
19.63 0.17 (1.39) (1.22) (0.18) (0.74) (0.92) 17.49
Class
R6
6/30/23(e)
14.53 0.20 0.45 0.65 (0.24) — (0.24) 14.94
12/31/22
23.15 0.33 (6.03) (5.70) (0.82) (2.10) (2.92) 14.53
12/31/21
18.98 0.32 7.34 7.66 (0.43) (3.06) (3.49) 23.15
12/31/20
20.85 0.30 (1.59) (1.29) (0.23) (0.35) (0.58) 18.98
12/31/19
18.54 0.44 4.27 4.71 (0.43) (1.97) (2.40) 20.85
12/31/18
20.75 0.44 (1.51) (1.07) (0.40) (0.74) (1.14) 18.54
Class
I
6/30/23(e)
14.29 0.19 0.44 0.63 (0.23) — (0.23) 14.69
12/31/22
22.83 0.28 (5.93) (5.65) (0.79) (2.10) (2.89) 14.29
12/31/21
18.74 0.27 7.27 7.54 (0.39) (3.06) (3.45) 22.83
12/31/20
20.59 0.27 (1.58) (1.31) (0.19) (0.35) (0.54) 18.74
12/31/19
18.34 0.39 4.22 4.61 (0.39) (1.97) (2.36) 20.59
12/31/18
20.55 0.39 (1.47) (1.08) (0.39) (0.74) (1.13) 18.34
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to the Financial Statements.
(e)
Unaudited.
(f)
Annualized.
(g)
Fund did not have waiver/reimbursement for periods prior to fiscal year ended December 31, 2021.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
4 .27% $ 124,248 1 .30% (f) 1 .22% (f) 2 .36% (f) 37%
( 24 .87 ) 131,155 1 .30 1 .22 1 .34 78
40 .98 207,384 1 .28 1 .24 1 .05 101
( 6 .37 ) 176,739 1 .30 1 .30 (g) 1 .20 135
25 .24 249,172 1 .30 1 .30 (g) 1 .56 109
( 5 .78 ) 264,414 1 .26 1 .26 (g) 1 .61 131
3 .94 4,585 2 .05 (f) 1 .97 (f) 1 .43 (f) 37
( 25 .45 ) 6,377 2 .05 1 .97 0 .56 78
39 .85 12,195 2 .03 2 .00 0 .16 101
( 7 .03 ) 14,874 2 .05 2 .05 (g) 0 .32 135
24 .28 37,352 2 .06 2 .06 (g) 0 .79 109
( 6 .46 ) 43,152 2 .02 2 .02 (g) 0 .89 131
4 .50 315,152 0 .94 (f) 0 .86 (f) 2 .75 (f) 37
( 24 .59 ) 313,047 0 .93 0 .85 1 .70 78
41 .48 556,126 0 .89 0 .85 1 .46 101
( 5 .95 ) 437,016 0 .90 0 .90 (g) 1 .66 135
25 .74 479,973 0 .88 0 .88 (g) 2 .03 109
( 5 .39 ) 346,185 0 .88 0 .88 (g) 2 .21 131
4 .41 577,842 1 .05 (f) 0 .97 (f) 2 .61 (f) 37
( 24 .70 ) 600,459 1 .05 0 .97 1 .48 78
41 .32 1,476,888 1 .03 0 .99 1 .23 101
( 6 .12 ) 1,604,544 1 .05 1 .05 (g) 1 .46 135
25 .56 2,148,012 1 .06 1 .06 (g) 1 .80 109
( 5 .51 ) 2,302,536 1 .02 1 .02 (g) 1 .96 131

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information:
Nuveen Investment Funds, Inc. and Nuveen Investment Trust V (each a “Trust” and collectively, the “Trusts”), are open-
end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) as amended. Nuveen Investment
Funds, Inc. is comprised of Nuveen Global Infrastructure Fund (“Global Infrastructure”), Nuveen Real Asset Income Fund (“Real Asset Income”)
and Nuveen Real Estate Securities Fund (“Real Estate Securities”), among others, and Nuveen Investment Trust V is comprised of Nuveen Global
Real Estate Securities Fund (“Global Real Estate Securities”), among others, (each a “Fund” and collectively, the “Funds”), as diversified funds.
Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987 and Nuveen Investment Trust V was organized as a
Massachusetts business trust on September 27, 2006.
Current Fiscal Period:
The end of the reporting period for the Funds is June 30, 2023, and the period covered by these Notes to Financial
Statements is the six months ended June 30, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and
Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
Neither Trust pays compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds’ Board of Directors/Trustees (the ’’Board’’) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Funds’ portfolios. Distributions received from certain securities in which the Funds invest, most notably real estate investment trust (“REIT”)
securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in the Funds’ ordinary income until such time the Fund is notified by the issuer of the actual tax character. For the current fiscal period, dividend income, net realized gain (loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of ordinary income, capital gain, and/or return of capital as reported by the issuers of such securities as of the prior calendar year end.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the following Funds' investments in non-U.S. securities were as follows:
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains, on investments or foreign currency repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Global Infrastructure Value
% of
Net Assets
Country:
Canada $ 42,769,180 8.8%
Spain 34,637,825 7.1
Australia 33,331,643 6.9
France 26,919,284 5.6
Italy 22,676,049 4.7
Japan 19,121,753 3.9
New Zealand 14,637,232 3.0
United Kingdom 14,570,646 3.0
Germany 10,516,924 2.2
Other 40,720,674 8.3
Total non-U.S. Securities $259,901,210 53.5%
Global Real Estate Securities Value
% of
Net Assets
Country:
Japan $ 3,891,758 9.6%
Canada 2,158,785 5.4
Hong Kong 1,988,678 4.9
United Kingdom 1,565,486 3.9
Australia 1,266,588 3.1
Singapore 941,541 2.3
Spain 899,990 2.2
Netherlands 401,048 1.0
Sweden 367,159 0.9
Other 1,484,524 3.7
Total non-U.S. Securities $14,965,557 37.0%
Real Asset Income Value
% of
Net Assets
Country:
Canada $ 136,024,599 11.6%
United Kingdom 47,791,938 4.1
Australia 44,043,876 3.7
Hong Kong 39,782,050 3.4
Italy 34,811,022 3.0
Singapore 26,554,078 2.3
Spain 22,817,592 1.9
France 12,256,996 1.0
Portugal 9,782,986 0.8
Other 43,859,476 3.8
Total non-U.S. Securities $417,724,613 35.6%

Notes to Financial Statements
(Unaudited) (continued)
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest, paydown gains and losses and fee income, if any.
PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable.
Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of Global Infrastructure, Global Real Estate Securities and Real Estate Securities that are not directly attributable to a specific class of shares are prorated among the classes of each Fund based on the relative net assets of each class.
Income and expenses of Real Asset Income that are not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets for Global Infrastructure,
Global Real Estate Securities and Real Estate Securities and relative settled shares for Real Asset Income.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
New Accounting Pronouncement:
 In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Global Infrastructure
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 241,845,825 $ 196,483,749 $ – $ 438,329,574
Real Estate Investment Trust Common Stocks 26,304,462 894,262 – 27,198,724
Investment Companies 2,098,531 – – 2,098,531
Investments Purchased with Collateral from Securities
Lending 2,904,248 – – 2,904,248
Short-Term Investments:
Repurchase Agreements – 30,014,066 – 30,014,066
Total $ 273,153,066 $ 227,392,077 $ – $ 500,545,143
Global Real Estate Securities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks $ 27,126,066 $ 7,022,305 $ 166* $ 34,148,537
Common Stocks 657,555 4,599,593 – 5,257,148
Short-Term Investments:
Repurchase Agreements – 1,150,000 – 1,150,000
Total $ 27,783,621 $ 12,771,898 $ 166 $ 40,555,685

Notes to Financial Statements
(Unaudited) (continued)
4. Portfolio Securities
Unfunded Commitments:
Pursuant to the terms of certain of the variable rate senior loan agreements, Real Asset Income may have unfunded senior loan commitments. The Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the reporting period, the Fund had no such outstanding unfunded senior loan commitments.
Participation Commitments:
With respect to the senior loans held in Real Asset Income’s portfolio, the Fund may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If the Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower.
As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, the Fund had no such outstanding participation commitments.
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Real Asset Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 293,401,583 $ – $ 293,401,583
Common Stocks 137,297,494 121,256,039 – 258,553,533
Real Estate Investment Trust Common Stocks 168,339,237 80,879,774 5,043* 249,224,054
$25 Par (or similar) Retail Preferred 163,418,749 1,714,773 – 165,133,522
$1,000 Par (or similar) Institutional Preferred – 118,969,445 – 118,969,445
Convertible Preferred Securities 28,047,180 3,007,131 – 31,054,311
Investment Companies 4,313,993 – – 4,313,993
Variable Rate Senior Loan Interests – 1,779,365 – 1,779,365
Asset-Backed and Mortgage-Backed Securities – 1,564,454 – 1,564,454
Common Stock Rights – – 114* 114
Investments Purchased with Collateral from Securities
Lending 22,502,936 – – 22,502,936
Short-Term Investments:
Repurchase Agreements – 36,828,752 – 36,828,752
Investments in Derivatives:
Futures Contracts** 431,756 – – 431,756
Total $ 524,351,345 $ 659,401,316 $ 5,157 $ 1,183,757,818
Real Estate Securities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks $ 983,833,179 $ – $ – $ 983,833,179
Common Stocks 1,843,792 – – 1,843,792
Short-Term Investments:
Repurchase Agreements – 31,601,485 – 31,601,485
Total $ 985,676,971 $ 31,601,485 $ – $ 1,017,278,456
* Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
** Represents net unrealized appreciation (depreciation) as reported in Fund's portfolio of investments.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Global Infrastructure Fixed Income Clearing Corporation $ 30,014,066 $(30,614,419)
Global Real Estate Securities Fixed Income Clearing Corporation 1,150,000 (1,173,033)
Real Asset Income Fixed Income Clearing Corporation 36,828,752 (37,565,480)
Real Estate Securities Fixed Income Clearing Corporation 31,601,485 (32,233,587)

Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables.
Futures Contracts:
During the current fiscal period, Real Asset Income used interest rate futures to partially hedge the portfolio against movements in interest rates.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Global Infrastructure Common Stocks $2,869,470 $2,904,248
Real Asset Income Common Stocks $13,807,889 $14,025,658
Corporate Bonds 5,605,940 5,820,353
$1,000 Par (or similar) Institutional
Preferred 1,608,490 1,610,100
$25 Par (or similar) Retail Preferred 1,035,062 1,046,825
$22,057,381 $22,502,936
Fund
Purchases
Sales and
Maturities
Global Infrastructure
$ 243,296,660 $ 288,598,437
Global Real Estate Securities
17,157,760 16,713,151
Real Asset Income
410,001,959 436,821,265
Real Estate Securities
385,629,003 440,001,813

Notes to Financial Statements
(Unaudited) (continued)
equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and
Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
Real Asset Income $ 46,736,792
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Real Asset Income
Futures Contracts Interest rate Unrealized
appreciation on
futures contracts
*
$ 515,673 Unrealized
depreciation on
futures contracts
*
$ (83,917)
1 1 1 1 1 1 1 1
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying
Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contacts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Real Asset Income
Futures contracts Interest rate $ 79,010 $ 152,288

6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
6/30/23
Year Ended
12/31/22
Global Infrastructure Shares Amount Shares Amount
Subscriptions:
Class A 260,140 $2,801,252 687,679 $7,809,997
Class C 58,766 620,809 89,018 962,925
Class R6 265,000 2,842,686 924,426 10,470,416
Class I 2,780,480 29,562,307 10,826,552 120,771,826
Total subscriptions 3,364,386 35,827,054 12,527,675 140,015,164
Reinvestments of distributions:
Class A — — 266,618 2,733,959
Class C — — 51,432 514,448
Class R6 — — 315,262 3,236,403
Class I — — 1,594,162 16,283,344
Total reinvestments of distributions — — 2,227,474 22,768,154
Redemptions:
Class A (365,113) (3,906,857) (803,215) (8,944,911)
Class C (173,125) (1,814,288) (403,602) (4,435,143)
Class R6 (1,215,354) (13,011,922) (5,277,594) (59,964,306)
Class I (6,107,918) (65,534,183) (16,729,415) (183,799,665)
Total redemptions (7,861,510) (84,267,250) (23,213,826) (257,144,025)
Net increase (decrease) (4,497,124) $(48,440,196) (8,458,677) $(94,360,707)
Six Months Ended
6/30/23
Year Ended
12/31/22
Global Real Estate Securities Shares Amount Shares Amount
Subscriptions:
Class A 9,668 $174,121 20,080 $396,487
Class C 190 3,500 1,491 33,875
Class R6 2,487 43,577 901,441 20,205,235
Class I 33,793 589,475 22,159 452,675
Total subscriptions 46,138 810,673 945,171 21,088,272
Reinvestments of distributions:
Class A 394 6,833 1,174 19,855
Class C 18 311 65 1,091
Class R6 577 9,995 2,171 37,458
Class I 1,880 32,546 5,449 93,903
Total reinvestments of distributions 2,869 49,685 8,859 152,307
Redemptions:
Class A (10,382) (177,147) (3,602) (68,338)
Class C (12) (202) (1,009) (22,719)
Class R6 (5,958) (103,409) (1,782,623) (39,730,596)
Class I (5,534) (96,303) (11,071) (219,992)
Total redemptions (21,886) (377,061) (1,798,305) (40,041,645)
Net increase (decrease) 27,121 $483,297 (844,275) $(18,801,066)

Notes to Financial Statements
(Unaudited) (continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Six Months Ended
6/30/23
Year Ended
12/31/22
Real Asset Income Shares Amount Shares Amount
Subscriptions:
Class A 808,076 $16,606,591 2,047,951 $44,996,303
Class A - automatic conversion of Class C 364 7,388 1,455 30,867
Class C 54,568 1,124,129 362,923 8,174,252
Class R6 110,092 2,271,906 2,588,252 53,899,559
Class I 3,999,794 82,113,972 9,625,427 211,091,031
Total subscriptions 4,972,894 102,123,986 14,626,008 318,192,012
Reinvestments of distributions:
Class A 179,685 3,686,251 374,710 8,090,088
Class C 81,497 1,674,440 200,487 4,340,748
Class R6 208,783 4,309,451 452,383 9,894,071
Class I 944,538 19,381,743 1,969,751 42,523,395
Total reinvestments of distributions 1,414,503 29,051,885 2,997,331 64,848,302
Redemptions:
Class A (942,068) (19,265,741) (2,746,573) (59,043,855)
Class C (898,322) (18,409,931) (1,654,643) (35,771,002)
Class C - automatic conversion to Class A (364) (7,388) (1,454) (30,867)
Class R6 (79,542) (1,634,082) (5,550,229) (121,190,763)
Class I (6,206,165) (127,227,516) (12,597,958) (271,246,036)
Total redemptions (8,126,461) (166,544,658) (22,550,857) (487,282,523)
Net increase (decrease) (1,739,064) $(35,368,787) (4,927,518) $(104,242,209)
Six Months Ended
6/30/23
Year Ended
12/31/22
Real Estate Securities Shares Amount Shares Amount
Subscriptions:
Class A 549,357 $7,884,900 1,435,406 $25,678,919
Class A - automatic conversion of Class C 4,334 62,502 141 2,743
Class C 4,645 65,640 56,599 1,010,858
Class R6 1,886,936 27,915,126 5,229,801 101,776,800
Class I 5,200,878 76,512,419 8,671,060 162,999,730
Total subscriptions 7,646,150 112,440,587 15,393,007 291,469,050
Reinvestments of distributions:
Class A 110,164 1,574,423 1,460,698 21,730,363
Class C 3,300 45,086 75,099 1,063,941
Class R6 297,259 4,423,996 3,253,845 50,470,437
Class I 459,984 6,732,199 5,870,713 89,836,903
Total reinvestments of distributions 870,707 12,775,704 10,660,355 163,101,644
Redemptions:
Class A (1,404,081) (20,323,676) (2,767,952) (49,944,459)
Class C (147,277) (2,028,483) (220,129) (3,906,441)
Class C - automatic conversion to Class A (4,537) (62,502) (147) (2,743)
Class R6 (2,633,618) (39,254,322) (10,956,177) (216,987,402)
Class I (8,355,693) (121,742,244) (37,214,783) (715,119,146)
Total redemptions (12,545,206) (183,411,227) (51,159,188) (985,960,191)
Net increase (decrease) (4,028,349) $(58,194,936) (25,105,826) $(531,389,497)

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedules:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Global Infrastructure
$ 431,849,398 $ 92,414,244 $ (23,718,499) $ 68,695,745
Global Real Estate Securities
41,097,922 4,227,635 (4,769,872) (542,237)
Real Asset Income
1,235,295,559 43,670,964 (95,208,705) (51,537,741)
Real Estate Securities
814,869,379 275,990,462 (73,581,385) 202,409,077
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Global Infrastructure
$ — $ — $ 57,225,618 $ — $ (2,535,076) $ (96,701) $ 54,593,841
Global Real Estate Securities
— — (2,073,361) (1,314,708) — — (3,388,069)
Real Asset Income
— — (90,749,383) (223,968,678) — (81,099) (314,799,160)
Real Estate Securities
— 2,090,462 189,568,007 — — (312,545) 191,345,924
Fund
Short-Term Long-Term Total
Global Infrastructure
$ — $ — $ —
Global Real Estate Securities
1,314,708 — 1,314,708
Real Asset Income
157,656,459 66,312,219 223,968,678
Real Estate Securities
— — —
Average Daily Net Assets
Global
Infrastructure
Global Real Estate
Securities
Real Estate
Securities
For the first $125 million 0.7500% 0.7500% 0.7000%
For the next $125 million 0.7375 0.7375 0.6875
For the next $250 million 0.7250 0.7250 0.6750
For the next $500 million 0.7125 0.7125 0.6625
For the next $1 billion 0.7000 0.7000 0.6500
For the next $3 billion 0.6750 0.6750 0.6250
For the next $2.5 billion 0.6500 0.6500 0.6000
For the next $2.5 billion 0.6375 0.6375 0.5875
For net assets over $10 billion 0.6250 0.6250 0.5750

Notes to Financial Statements
(Unaudited) (continued)
The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level fee rate, which is based on the aggregate amount of “eligible assets” of all Nuveen funds as set forth in the schedule below, and (except for Global Real Estate Securities and Real Asset
Income) making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund’s assets that are not “eligible assets.” The complex-level fee schedule for each Fund is as follows:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of June 30, 2023, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time period stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expenses for the Class R6 Shares will not be less than the expense limitation. The expense limitation expiring July 31, 2025, may be terminated or modified prior to that date only with the approval of the Board.
Average Daily Net Assets Real Asset Income
For the first $125 million 0.6000%
For the next $125 million 0.5875
For the next $250 million 0.5750
For the next $500 million 0.5625
For the next $1 billion 0.5500
For the next $3 billion 0.5250
For the next $5 billion 0.5000
For net assets over $10 billion 0.4875
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Global Infrastructure
0 .1709%
Global Real Estate Securities
0 .1595%
Real Asset Income
0 .1595%
Real Estate Securities
0 .2000%

Distribution and Service Fees:
 Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the
Funds is recognized in "Other income" on the Statement of Operations. During the current fiscal period, the values of voluntary compensation were as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Global Infrastructure 1.00% July 31, 2025
Global Real Estate Securities 1.09 July 31, 2025
Real Asset Income 0.95 July 31, 2025
Real Estate Securities 0.97 July 31, 2025
Fund
Amount
Global Infrastructure
$ 316,293
Global Real Estate Securities
29,928
Real Asset Income
676,426
Real Estate Securities
809,121
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Global Infrastructure
$ 27,791 $ 25,452
Global Real Estate Securities
807 769
Real Asset Income
42,875 38,239
Real Estate Securities
17,316 15,302
Fund
Commission
Advances
Global Infrastructure
$ 14,365
Global Real Estate Securities
565
Real Asset Income
11,984
Real Estate Securities
587
Fund
12b-1 Fees
Retained
Global Infrastructure
$ 6,714
Global Real Estate Securities
131
Real Asset Income
47,423
Real Estate Securities
—

Notes to Financial Statements
(Unaudited) (continued)
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Affiliate Owned Shares:
As of the end of the reporting period, the percentage of Fund shares owned by TIAA and/or TIAA affiliates are as follows:
9. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Funds did not utilize this facility.
Fund
CDSC
Retained
Global Infrastructure
$ 993
Global Real Estate Securities
—
Real Asset Income
934
Real Estate Securities
—
Fund
TIAA
Owned Shares
Global Infrastructure
— %
Global Real Estate Securities
92
Real Asset Income
—
Real Estate Securities
—

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distribution Solutions, Inc.
(SS&C GIDS)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Basis Point:
One one-hundredth of one percentage point, or 0.01%. For example, 25 basis points equals 0.25%.
Beta:
A measure of the volatility of a portfolio relative to the overall market. A beta less than 1.0 indicates lower risk than the market; a beta greater than 1.0 indicates higher risk than the market.
Market Capitalization:
The market capitalization of a company is equal to the number of the company’s common shares outstanding multiplied by the current price of the company’s stock.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Tax Equalization :
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents their proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the “LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“liquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)
At a meeting held on May 23-25, 2023 (the “May Meeting”), the Board of Trustees or Directors, as applicable (the “Board” and each Trustee or
Director, a “Board Member”) of the Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the
Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the
“Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the
Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the
Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the
Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks;
evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities;
overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design.
The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2022 and March 31, 2023 (or for shorter periods available to the extent a Fund was not in existence during such periods). The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions
(written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the
Adviser’s analysis of a fund’s performance with particular focus on performance outliers (both overperformance and underperformance), the factors contributing to performance (including relative to a fund’s benchmark and peers and the impact of market conditions) and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since
March 2020, and, as a result, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over the various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies and other characteristics of the peers in the Performance Peer
Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in
2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen Global Infrastructure Fund (the “Global Infrastructure Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-year period ended December 31, 2022, the Fund outperformed its benchmark for the three- and five-year periods ended December 31, 2022 and ranked in the first quartile of its Performance Peer Group for the one-year period, third quartile for the three-
year period and second quartile for the five-year period ended December 31, 2022. In addition, although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended March 31, 2023, the Fund outperformed its benchmark for the five-year period ended March 31, 2023 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March
31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Global Real Estate Securities Fund (the “Global Real Estate Securities Fund”), the Board noted that the Fund outperformed or matched the performance of its benchmark for the one- and three-year periods ended December 31, 2022 and ranked in the second quartile of its
Performance Peer Group for the one-year period ended December 31, 2022 and first quartile for the three-year period ended December 31, 2022.
Further, the Fund outperformed its benchmark for the one-, three- and five-year periods ended March 31, 2023 and ranked in the second quartile of its Performance Peer Group for the one-year period and first quartile for the three- and five-year periods ended March 31, 2023. On the basis of the
Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Real Asset Income Fund (the “Real Asset Income Fund”), the Board noted that although the Fund’s performance was below the performance of its blended benchmark for the three-year period ended December 31, 2022, the Fund outperformed its blended benchmark for the one- and five-year periods ended December 31, 2022. The Fund also ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2022. In addition, although the Fund’s performance was below the performance of its blended benchmark for the five-year period ended March 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2023, the Fund outperformed its blended benchmark for the one- and three-year periods ended
March 31, 2023 and ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2023. In its review, the
Board recognized that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s)
and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the
Advisory Agreements.
For Nuveen Real Estate Securities Fund (the “Real Estate Securities Fund”), the Board noted that the Fund’s performance was below the performance of its blended benchmark for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023. The Fund, however, ranked in the first quartile of its Performance Peer Group for the one-year period ended December 31, 2022 and third quartile for the three- and five-year periods ended December 31, 2022. Further, the Fund ranked in the second quartile of its Performance Peer Group for the one-
and three-year periods ended March 31, 2023 and third quartile for the five-year period ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen open-end funds, the contractual management fee and net management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). More specifically, the
Independent Board Members reviewed, among other things, each Nuveen open-end fund’s gross and net management fee rates (i.e., before and after fee waivers and/or expense reimbursements, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and to a more focused subset of comparable funds (the “Peer Group”) established by Broadridge
(subject to certain exceptions). The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer
Universe and Peer Group (as applicable) and recognized that differences between the applicable fund and its respective Peer Universe and/
or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the
Board generally considered the fund’s net total expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group.
The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In addition, in their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $62.4 million and fund-level breakpoints reduced fees by approximately $76.1 million in 2022. Further, fee caps and waivers for all applicable Nuveen funds saved shareholders approximately $13.4 million in fees in 2022.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the Global Infrastructure Fund and the Real Asset Income Fund each had a net management fee that was in line with the respective peer average and a net total expense ratio that was below the respective peer average;
and (b) the Global Real Estate Securities Fund and the Real Estate Securities Fund each had a net management fee and a net total expense ratio that were below the respective peer averages.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include: retail and institutional managed accounts sub-advised by the Sub-Adviser; hedge funds or other structured products managed by the Sub-Adviser; investment companies offered outside the Nuveen family and sub-advised by the Sub-
Adviser; foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser; and collective investment trusts sub-advised by the Sub-Adviser. The Board further noted that the Adviser also advised, and the Sub-Adviser sub-advised, certain exchange-traded funds
(“ETFs”) sponsored by Nuveen. The Board reviewed, among other things, the range of fees assessed for managed accounts, hedge funds
(along with their performance fee), foreign investment companies and ETFs offered by Nuveen, as applicable. The Board also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts sub-advised by the Sub-Adviser, the hedge funds advised by the Sub-Adviser (along with their performance fee) and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers.
In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. Similarly, differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees assessed the Nuveen funds compared to foreign fund clients. Further, with respect to ETFs, the Board considered that the Nuveen ETFs that are designed to track the performance of a specified index (“Index ETFs”) were passively managed compared to the active management of other Nuveen funds, which also contributed to the differences in fee levels between such Index ETFs and the actively managed funds. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.

In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for the Sub-Adviser for the calendar years ending December 31,
2022 and December 31, 2021.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. With this structure, the Board noted that the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2022 and
2021), including the temporary expense caps applicable to the Funds. The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Independent
Board Members further noted that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-FREGIF-0623P 3020095-INV-B-8/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Justin M. Pfaff
Justin M. Pfaff
Chief Administrative Officer
(principal executive officer)

Date: September 6, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Funds Controller (principal financial officer)

Date: September 6, 2023